                                       Registration No. 2-15530 and 811-901


                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            /X/

      Pre-Effective Amendment No. ____                             /_/

      Post Effective Amendment No. 78                              /X/

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/

      Amendment No. 79                                             /X/

                       DAVID L. BABSON GROWTH FUND, INC.
               (Exact name of Registrant as Specified in Charter)

             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

                               (816) 751-5900
              (Registrant's Telephone Number, including Area Code)

        Stephen S. Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                                 64108-3306
                   (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:

      /_/ immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on October 31 pursuant to paragraph (b) of Rule 485
      /_/ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 /_/ on (date) pursuant to paragraph (a)(1) of Rule 485
      /_/ 75 days after filing pursuant to paragraph (a)(2) of Rule 485 /_/ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

      /_/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                       Registration No. 33-17762 and 811-5386


                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            /X/

      Pre-Effective Amendment No. ____                             /_/

      Post Effective Amendment No. 17                              /X/

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/

      Amendment No. 18                                             /X/

                  BABSON-STEWART IVORY INTERNATIONAL FUND, INC.
               (Exact name of Registrant as Specified in Charter)

             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

                               (816) 751-5900
              (Registrant's Telephone Number, including Area Code)

        Stephen S. Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                                 64108-3306
                   (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:

      /_/ immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on October 31 pursuant to paragraph (b) of Rule 485
      /_/ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 /_/ on (date) pursuant to paragraph (a)(1) of Rule 485
      /_/ 75 days after filing pursuant to paragraph (a)(2) of Rule 485 /_/ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

      /_/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                       Registration No. 33-15074 and 811-5218


                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            /X/

      Pre-Effective Amendment No. ____                             /_/

      Post Effective Amendment No. 17                              /X/

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/

      Amendment No. 19                                             /X/

                            SHADOW STOCK FUND, INC.
               (Exact name of Registrant as Specified in Charter)

             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

                               (816) 751-5900
              (Registrant's Telephone Number, including Area Code)

        Stephen S. Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                                 64108-3306
                   (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:

      /_/ immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on October 31 pursuant to paragraph (b) of Rule 485
      /_/ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 /_/ on (date) pursuant to paragraph (a)(1) of Rule 485
      /_/ 75 days after filing pursuant to paragraph (a)(2) of Rule 485 /_/ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

      /_/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                       Registration No. 2-85791 and 811-3823


                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            /X/

      Pre-Effective Amendment No. ____                             /_/

      Post Effective Amendment No. 21                              /X/

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/

      Amendment No. 22                                             /X/

                          BABSON ENTERPRISE FUND, INC.
               (Exact name of Registrant as Specified in Charter)

             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

                               (816) 751-5900
              (Registrant's Telephone Number, including Area Code)

        Stephen S. Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                                 64108-3306
                   (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:

      /_/ immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on October 31 pursuant to paragraph (b) of Rule 485
      /_/ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 /_/ on (date) pursuant to paragraph (a)(1) of Rule 485
      /_/ 75 days after filing pursuant to paragraph (a)(2) of Rule 485 /_/ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

      /_/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                       Registration No. 33-39321 and 811-6252


                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            /X/

      Pre-Effective Amendment No. ____                             /_/

      Post Effective Amendment No. 12                              /X/

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/

      Amendment No. 13                                             /X/

                         BABSON ENTERPRISE FUND II, INC.
               (Exact name of Registrant as Specified in Charter)

             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

                               (816) 751-5900
              (Registrant's Telephone Number, including Area Code)

        Stephen S. Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                                 64108-3306
                   (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:

      /_/ immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on October 31 pursuant to paragraph (b) of Rule 485
      /_/ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 /_/ on (date) pursuant to paragraph (a)(1) of Rule 485
      /_/ 75 days after filing pursuant to paragraph (a)(2) of Rule 485 /_/ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

      /_/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                       Registration No. 2-93363 and  811-4114


                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            /X/

      Pre-Effective Amendment No. ____                             /_/

      Post Effective Amendment No. 19                              /X/

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/

      Amendment No. 21                                             /X/

                             BABSON VALUE FUND, INC.
               (Exact name of Registrant as Specified in Charter)

             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

                               (816) 751-5900
              (Registrant's Telephone Number, including Area Code)

        Stephen S. Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                                 64108-3306
                   (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:

      /_/ immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on October 31 pursuant to paragraph (b) of Rule 485
      /_/ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 /_/ on (date) pursuant to paragraph (a)(1) of Rule 485
      /_/ 75 days after filing pursuant to paragraph (a)(2) of Rule 485 /_/ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

      /_/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                       Registration No. 2-65761 and 811-2963


                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            /X/

      Pre-Effective Amendment No. ____                             /_/

      Post Effective Amendment No. 27                              /X/

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/

      Amendment No. 29                                             /X/

                       D. L. BABSON MONEY MARKET FUND, INC.
               (Exact name of Registrant as Specified in Charter)

             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

                               (816) 751-5900
              (Registrant's Telephone Number, including Area Code)

        Stephen S. Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                                 64108-3306
                   (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:

      /_/ immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on October 31 pursuant to paragraph (b) of Rule 485
      /_/ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 /_/ on (date) pursuant to paragraph (a)(1) of Rule 485
      /_/ 75 days after filing pursuant to paragraph (a)(2) of Rule 485 /_/ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

      /_/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                       Registration No. 2-65489 and 811-2948


                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            /X/

      Pre-Effective Amendment No. ____                             /_/

      Post Effective Amendment No. 27                              /X/

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/

      Amendment No. 28                                             /X/

                      D. L. BABSON TAX-FREE INCOME FUND, INC.
               (Exact name of Registrant as Specified in Charter)

             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

                               (816) 751-5900
              (Registrant's Telephone Number, including Area Code)

        Stephen S. Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                                 64108-3306
                   (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:

      /_/ immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on October 31 pursuant to paragraph (b) of Rule 485
      /_/ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 /_/ on (date) pursuant to paragraph (a)(1) of Rule 485
      /_/ 75 days after filing pursuant to paragraph (a)(2) of Rule 485 /_/ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

      /_/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                       Registration No. 2-10002 and 811-495


                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            /X/

      Pre-Effective Amendment No. ____                             /_/

      Post Effective Amendment No. 101                             /X/

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/

      Amendment No. 101                                            /X/

                            D.L. BABSON BOND TRUST
               (Exact name of Registrant as Specified in Charter)

             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

                               (816) 751-5900
              (Registrant's Telephone Number, including Area Code)

        Stephen S. Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                                 64108-3306
                   (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:

      /_/ immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on October 31 pursuant to paragraph (b) of Rule 485
      /_/ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 /_/ on (date) pursuant to paragraph (a)(1) of Rule 485
      /_/ 75 days after filing pursuant to paragraph (a)(2) of Rule 485 /_/ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

      /_/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Babson Funds

Prospectus

October 31, 2000


Equities
        Enterprise Fund
        Enterprise Fund II
        Growth Fund
        Shadow Stock Fund
        Value Fund
        International Fund

Fixed Income
        Bond Trust
        Money Market Fund
        Tax-Free Income Fund

Babson Funds

Jones & Babson, Inc. Distributors
A Member of the Generali Group

Shares of the Funds have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed on the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.



Prospectus

October 31, 2000


Babson Funds

Investment ADVISER:
David L. Babson & Co., Inc.
Cambridge, Massachusetts

Managed and Distributed by:
Jones & Babson, Inc.
Kansas City, Missouri

Equity Funds
Babson Enterprise Fund, Inc.
Babson Enterprise Fund II, Inc.
Babson Growth Fund, Inc.
Shadow Stock Fund, Inc.
Babson Value Fund, Inc.
Babson-Stewart Ivory
International Fund, Inc.

Fixed Income Funds
D.L. Babson Bond Trust
D.L. Babson Money Market Fund, Inc.
D.L. Babson Tax-Free Income Fund, Inc.

Table of Contents
Information About the Funds

Investment Objectives and
   Principal Investment Strategies                               2
Principal Risk Factors                                           5
Past Performance                                                 7
Fees and Expenses                                               10
Management and Investment Adviser                               11
Financial Highlights                                            12
Information about Investing
How to Purchase Shares                                          18
How to Redeem Shares                                            18
Shareholder Services                                            18
How Share Price is Determined                                   19
Dividends, Distributions and their Taxation                     19
Additional Policies about Transactions                          20
Conducting Business with the Babson Funds                       22

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

Babson Fund
Babson Enterprise Fund
Babson Enterprise Fund II
Shadow Stock Fund

Objective
Long term growth of capital.

PRINCIPAL RISKS*
Market Risks
Small Company Risks


Babson Fund
Babson Growth Fund

Objective
Above average total return over longer periods of time through the growth of both capital and dividend income.

PRINCIPAL RISKS*
Market Risks

Babson Fund
Babson Value Fund

Objective
Long term growth of capital and income.

PRINCIPAL RISKS*
Market Risks

Babson Fund
Babson-Stewart Ivory International Fund

Objective
Favorable total return (market appreciation and income).

PRINCIPAL RISKS*
Market Risks
International Risks


Babson Fund
Babson Bond Trust
        Portfolio S - Shorter Term
Babson Bond Trust
        Portfolio L - Longer Term

Objective
Maximum current income and reasonable stability of principal, consistent with stated quality and maturity standards.

PRINCIPAL RISKS*
Fixed Income Risks
Credit Risks


Babson Fund

Babson Money Market Fund

Objective
Maximizing income consistent with safety of principal and liquidity. Seeks to maintain liquidity and a one dollar net asset value.

PRINCIPAL RISKS*
Fixed Income Risks



Babson Fund

Babson Tax-Free Income Fund

Objective
Providing the highest level of regular income exempt from federal income tax consistent with stated quality and maturity standards.

PRINCIPAL RISKS*
Fixed Income Risks


*The Principal Risks associated with each Fund or Portfolio are described more fully in the section titled Principal Risk Factors.

PRINCIPAL INVESTMENT STRATEGIES:

Each Fund and Portfolio will normally invest for the long term (but may sell a stock at any time the Adviser considers it overvalued or otherwise unfavorable). They intend to pursue their objectives by principally investing as described below:

Babson Enterprise Fund - This Fund will invest at least 80% in common stocks of small, faster-growing companies (referred to as micro-cap) worth between $15 million and $300 million in stock market capitalization at the time of purchase. The Fund will select companies whose stocks are selling at prices it believes are reasonable in relation to the company's fundamental financial characteristics and business prospects. The primary valuation ratios used are:

     *    price relative to earnings

     *    price relative to sales

     *    price relative to assets as measured by book value

     *    price relative to cash flow

Babson Enterprise Fund II - This Fund will invest substantially the same way as Babson Enterprise Fund with the exception that it will target companies larger relative to net worth of between $250 million and $1 billion in stock market capitalization at the time of purchase. The Fund generally invests in stocks listed on national or regional exchanges or listed over-the-counter (e.g., NASDAQ) with prices quoted daily in the financial press.

Babson Growth Fund - To seek above average total return, this Fund will remain at least 80% invested in a diversified list of common stocks representing companies selected for their long-term possibilities of both capital and dividend income growth. The Adviser defines "above average total return" as total return that is higher than return generated by traditional investment vehicles other than equity products.

Babson Growth Fund will invest at time of initial purchase in stocks of well-managed companies in growing industries which have demonstrated both a consistent and an above average ability to increase their earnings and dividends and which have favorable prospects of sustaining such growth. Measurements used for selection screening include:

     *    earning power

     *    dividend paying ability

     *    assets of the company

Shadow Stock Fund - This Fund will invest in small company stocks called "Shadow Stocks." These are stocks that combine the characteristics of "small stocks" and "neglected stocks." The Fund defines "small stocks" as those stocks of companies that have market capitalization of between $20 million and $213 million and have annual net profits of at least $1 million for the three most recent fiscal years. The Fund defines "neglected stocks" as those that have below average institutional holdings and below average coverage by analysts and newsletters. It is estimated that the Shadow Stock Fund will contain about 400 stocks at any one time.

The Fund will screen "small and neglected stocks" and will not buy a stock or will sell part or all of a stock it owns if the Adviser believes:

     *    the financial condition of the company is in jeopardy

     *    that liquidity is insufficient

     *    that total acquisition costs are unreasonably high

     * the stock is selling for less than $5 per share (stock will not be sold for this reason alone but additional stock will not be bought below $4 per share)

The Fund will also sell stock based on:

     *    potential negative earnings

     *    tenders or potential mergers

     * not meeting criteria for "neglected stocks" for three semi-annual evaluations

     *    not meeting criteria for "small stocks" by having market
                capitalization below $10 million or above $426 million

Babson Value Fund - This Fund will invest at least 90% in common stocks that are considered to be undervalued in relation to earnings, dividends and/or assets. The Fund will invest at time of initial purchase in stocks that meet each of the following criteria:

     *    stocks that the Fund considers to be undervalued based on their earnings, dividends and/or assets, or other widely recognized stock valuation measurements

     *   stocks of companies the Fund believes are sound businesses with good future potential based on their fundamental characteristics

     *    stocks of companies with an investment quality rating (growth and stability of earnings and dividends) of "B-" or better by Standard & Poor's, or a financial strength rating of "B" or better by Value Line.

     *    stocks of any price range that may or may not be paying current dividends

Babson-Stewart Ivory International Fund - This Fund will invest at least 80% in equity securities (common stocks and securities convertible into common stocks) of established companies whose primary business is carried on outside the United States. It will invest in at least 3 foreign countries and no more than 35% of its assets in any one country. Securities purchased will primarily be listed on foreign stock exchanges and will have attractive characteristics in terms of:

     *    growth

     *    financial resources

     *    quality

     *    acceptance of products or services

     *    ability to generate profits and in many cases - dividends

Babson-Stewart Ivory International Fund from time to time will also purchase:

     *    investment grade fixed income securities of foreign governments or corporations

     *    American Depository Receipts

     *    European Depository Receipts

     *    International Depository Receipts

     *    foreign currency or foreign currency forwards (the latter only for hedging)

     *    securities not listed on an exchange (which may be more
                difficult to sell)

D.L. Babson Bond Trust - Portfolio L and portfolio S - D.L. Babson Bond Trust offers shares of two separate fixed income portfolios. Portfolio L (Longer
Term) will have an expected dollar weighted average maturity of more than five years. Portfolio S (Shorter Term) will have an expected dollar weighted average maturity of five years or less. Each Portfolio may invest at time of purchase:

     *    At least 80% of its assets in debt securities to include:
                (1) direct or guaranteed obligations of the U.S. government and its agencies, and (2) investment grade debt securities issued by corporations or other business organizations, including notes and bonds. The Portfolios will limit its investment in securities rated BBB or Baa to no more than 25% of their assets.

     *    In debt securities secured by specific assets of the issuing corporation (such as mortgage bonds and equipment trusts) as well as unsecured debt securities that represent claims on the general credit of the issuer.

     *    Up to 25% of their assets in Yankee Bonds. Yankee Bonds are issued by foreign-domiciled entities and underwritten by a U.S. syndicate for delivery in the U.S.

     *    In cash or short term debt obligations.

     *    In variable rate master demand notes, which represent a
                borrowing agreement between an institutional lender and borrower.

Currently, the average weighted maturity range of Portfolio L is approximately 9 years and Portfolio S is approximately 6 years, but maturities may be shortened or lengthened to respond to interest rate changes.

D.L. Babson Money Market Fund - This Fund invests in high quality short-term debt instruments for the purpose of maximizing income consistent with safety of principal and liquidity. The primary investment is commercial paper issued by corporations. The Fund will have an expected weighted average maturity 90 days or less. Net asset value is expected to remain constant at $1.00 per share. The Fund may invest at time of purchase in:

     *    Direct obligations of the U.S. Government.

     *    Obligations of U.S. government agencies and instrumentalities which are secured by the full faith and credit of the U.S. Treasury such as Government National Mortgage Association, Export-Import Bank, or the Student Loan Marketing Association; or which are secured by the right of the issuer to borrow from the Treasury, such as securities issued by the Federal Financing Bank or the U.S. Postal Service; or are supported by the credit of the government agency or instrumentality itself, such as securities of the Federal Home Loan Banks, or the Federal National Mortgage Association.

     *    Repurchase agreements collateralized by issues of the United
                States Treasury or United States government agencies.

     *    Short term obligations issued domestically by U.S. commercial banks or savings and loan associations having assets of at least $1 billion and are members of FDIC or Federal Home Loan Banks Association.

     *    High quality commercial paper or variable rate master demand notes of corporations.

     *    High quality non-convertible short-term debt obligations.

D.L. Babson Tax-Free Income Fund - This Fund offers shares exempt from federal income tax. The Fund will have an expected weighted average maturity between ten and twenty-five years with maturities being longer than five years at time of purchase. The Fund may invest at time of purchase:

     *    At least 80% of its assets (exclusive of cash) in municipal securities, such as bonds and other debt instruments issued by or on behalf of states, territories and possessions of the United States, including their subdivisions, authorities, agencies and instrumentalities. The interest they pay is expected to be exempt from federal income tax including the alternative minimum tax.

     *    At least 90% of the municipal bonds bought will be rated
                within the three top rating categories of Moody's (Aaa, Aa or A) or Standard & Poor's (AAA, AA or A).

     *    Investments in short term municipal obligations and notes will be (1) backed by the full faith and credit of the United States; or (2) rated MIG-1, MIG-2 or MIG-3 by Moody's; or (3) A-1 or A-2 by Standard & Poor's; or (4) if unrated short-term then the issuer's long-term bond rating must be at least A as determined by Moody's or Standard & Poor's.

     * In cash or short term money market obligations (including taxable money market obligations on a temporary basis) that are rated in the top two categories (A-1/Prime-1 or A-2/Prime-2).

PRINCIPAL RISK FACTORS

As with any mutual fund, there is a risk that you could lose money by investing in the Funds or Portfolios. Investments are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risks

Common stocks fluctuate in price. Since the Growth, Enterprise, Enterprise II, Value, Shadow and International Funds invest primarily in common stocks, the value of the Funds may go down and you could lose money over short or even extended periods.

Small Company Risks

Generally, smaller and less seasoned companies have more potential for rapid growth. However, they often involve greater risk than larger companies. They may not have the management experience, financial resources, product diversification and competitive strengths of larger companies.

Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of a small company stock it may have to sell at a lower price than its Adviser might prefer, or it may have to sell in small quantities over a period of time. Enterprise and Enterprise II Funds try to minimize this risk by investing in stocks that are readily bought and sold. However, the lower liquidity of the neglected stocks in which Shadow Stock Fund invests carry greater risk in the event of a weak stock market and substantial liquidations by the Fund.

Fixed Income Risks

The yields and principal values of debt securities fluctuate. Generally, values of debt securities change inversely with changes in interest rates. For example, when interest rates go up, the values of debt securities tend to go down. As a result, the values of the Portfolio L and S of Bond Trust and the value of the Tax-Free Income Fund may go down. The fluctuations that are experienced by Portfolio L of Bond Trust and by the Tax-Free Income Fund will likely be greater than those of Portfolio S, since longer-term bond prices tend to fluctuate more in response to interest rate changes. Future interest rates cannot be accurately and consistently forecast.

The amount of the dividends paid by Bond Trust, Tax-Free Income Fund and Money Market Fund will change based on the amount of income it earns on its investments. Also, it is possible that the issuer of a debt security may default on the interest and principal payments due to a Fund, which may affect a Fund's total return.

Credit Risks

The Bond Trust and Tax-Free Income Fund may purchase fixed income securities rated in the fourth classification by Moody's (Baa) and S&P (BBB). These securities have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.

International Risks

International investing by Babson-Stewart Ivory International Fund poses additional risks such as currency fluctuation and political instability. These risks are inherently passed on to the company's shareholders and in turn, to the Fund's shareholders.

Investing in developing countries may pose additional risks. Securities issued by companies in developing countries may not be as liquid as those in more developed countries. In addition, regulations in developing countries may not be as strong nor information as readily available. The International Fund intends to limit purchases of securities issued by developing countries to no more than 20% of the Fund.

Temporary Defensive Strategy

Each Fund may respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in temporary defensive investments, such as cash, short-term debt obligations or other high quality investments. During such periods, the Funds may not achieve their investment objectives.

PAST PERFORMANCE

The tables on the following pages provide an indication of the risks of investing in the Funds. The tables below show how the total returns generated by the respective Funds have changed for each calendar year and how the Funds' average annual returns for certain periods compare with those of an appropriate benchmark. Each table reflects all expenses of each Fund and assumes that all dividends and capital gains distributions have been reinvested in new shares of the same Fund. Past performance is not necessarily an indication of how a Fund will perform in the future.


Babson Enterprise Fund

Chart - Annual Total Return as of December 31 of Each Year


Average Annual Total Return as of December 31, 1999
                                              1 Year  5 Years 10 Years
Babson Enterprise Fund                         -7.26    8.98%  10.63%
Russell 2000 Index                             21.26%  16.70%  13.40%


Babson Enterprise Fund II
Chart - Annual Total Return as of December 31 of Each Year

Average Annual Total Return as of December 31, 1999
                                                              Inception
                                              1 Year  5 Years   8/5/91
Babson Enterprise Fund II                      6.16%   15.67%   13.19%
Russell 2000 Index                            21.26%   16.70%   13.40%


Babson Growth Fund

Chart - AAnnual Total Return as of December 31 of Each Year
Average Annual Total Return as of December 31, 1999
                                              1 Year  5 Years 10 Years
Babson Growth Fund                            12.57%   24.99%  15.34%
S&P 500 Index                                 21.04%   28.54%  18.20%
Russell 1000 Growth Index                     33.16%   32.41%  20.31%

Shadow Stock Fund

Chart - Annual Total Return as of December 31 of Each Year

Average Annual Total Return as of December 31, 1999
                                              1 Year  5 Years 10 Years
Shadow Stock Fund                              4.89%   14.62%  11.22%
Russell 2000 Index                            21.26%   16.70%  13.40%


Babson Value Fund

Chart - Annual Total Return as of December 31 of Each Year

Average Annual Total Return as of December 31, 1999
                                              1 Year  5 Years 10 Years
Babson Value Fund                              1.09%   17.01%  13.80%
S&P 500 Index                                 21.04%   28.54%  18.20%
S&P Barra Value                               12.72%   22.94%  15.37%

Babson-Stewart Ivory International fund

Chart - Annual Total Return as of December 31 of Each Year

Average Annual Total Return as of December 31, 1999
                                              1 Year  5 Years 10 Years
Babson Stewart Ivory
  International Fund                          31.06%   14.06%  10.35%
MSCI EAFE Index                               26.96%   12.83%   7.01%



Babson Bond Trust - Portfolio L

Chart - Annual Total Return as of December 31 of Each Year


Average Annual Total Return as of December 31, 1999
                                              1 Year  5 Years 10 Years
Babson Bond Trust - Portfolio L               -1.40%   6.75%   7.15%
Lehman Bros. Aggregate Bond Index             -0.83%   7.73%   7.70%


Babson Bond Trust - Portfolio S

Chart - Annual Total Return as of December 31 of Each Year


Average Annual Total Return as of December 31, 1999
                                              1 Year  5 Years 10 Years
Babson Bond Trust - Portfolio S                0.37%    6.61%   6.83%
Lehman Bros. Intermediate
  Govt./Corporate Index                        0.39%    7.09%   7.26%



Babson Money Market Fund

Chart - Annual Total Return as of December 31 of Each Year


Average Annual Total Return as of December 31, 1999
                                              1 Year  5 Years 10 Years
Babson Money Market Fund                       4.37%    4.72%   4.54%
Merrill Lynch 91-Day
  Treasury Bill Index                          4.77%    5.03%   4.87%


Babson Tax-Free Income Fund


Chart - Annual Total Return as of December 31 of Each Year


Average Annual Total Return as of December 31, 1999
                                              1 Year  5 Years 10 Years
Babson Tax-Free Income Fund                   -3.10%    5.95%   6.02%
Lehman Bros. Municipal   Bond Index           -2.07%    6.91%   6.90%

Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

                                                                        Stewart
                                BABSON  BABSON  BABSON  SHADOW  BABSON  IVORY
                                Enter-  Enter-                          Interna-
                                Prise   prise   Growth  Stock   Value   tional
                                FUND    FUND II FUND    FUND    FUND    FUND
Shareholder Fees
(fees paid directly from
 your investment)
   Maximum Sales Charge (Load)
      Imposed on Purchases      None    None    None    None    None    None
   Maximum Deferred Sales
      Charge (Load)             None    None    None    None    None    None
   Maximum Sales Charge (Load)
      Imposed on Reinvested
      Dividends                 None    None    None    None    None    None
   Redemption Fee               None*   None*   None*   None*   None*   None*
   Exchange Fee                 None    None    None    None    None    None
*A $10 fee is imposed for redemptions by wire.

Annual Fund Operating Expenses
(expenses that are deducted
 from Fund assets)
   Management Fees              1.12%  1.24%   .78%    1.00%   .95%    .95%
   Distribution (12b-1) Fees    None   None    None    None    None    None
   Other Expenses                .02%   .03%    .01%    .07%    .01%    .29%
   Total Annual Fund Operating
      Expenses                  1.14%   1.27%   .79%    1.07%   .96%    1.24%


                                                BABSON  BABSON
                                                Bond    BOND    BABSON  BABSON
                                                TRUST   TRUST    Money  TAX-FREE
                                                PORT-   Port-   Market  Income
                                                FOLIO L FOLIO S FUND    FUND
Shareholder Fees
(fees paid directly from your investment)
    Maximum Sales Charge (Load)
       Imposed on Purchases                     None    None    None    None
    Maximum Deferred Sales Charge (Load)        None    None    None    None
    Maximum Sales Charge (Load) Imposed
       on Reinvested Dividends                  None    None    None    None
    Redemption Fee                              None*   None*   None*   None*
    Exchange Fee                                None    None    None    None

*A $10 fee is imposed for redemptions by wire.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
    Management Fees                              .95%   .95%**  .85%    .95%
    Distribution (12b-1) Fees                   None   None    None    None
    Other Expenses                               .03%   .03%    .03%    .06%
    Total Annual Fund Operating Expenses         .98%   .98%    .88%   1.01%

**The Manager has voluntarily agreed to a reduction in the management fee paid by the portfolio to .65% through March 31, 2001.

Fee Examples
These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. They assume you invest $10,000, receive a 5% return each year, and that operating expenses for each period remain the same. Although your actual costs may be higher or lower, based on the assumptions below your costs would be:


                                              1 Year  3 Years 5 Years 10 Years

Babson Enterprise Fund                          116     362     628     1,386
Babson Enterprise Fund II                       129     403     697     1,534
Babson Growth Fund                               81     252     439       978
Shadow Stock Fund                               109     340     590     1,306
Babson Value Fund                                98     306     531     1,178
Babson-Stewart Ivory International Fund         126     393     681     1,500
Babson Bond Trust - Portfolio L                 100     312     542     1,201
Babson Bond Trust - Portfolio S                 100     312     542     1,201
Babson Money Market                              90     281     488     1,084
Babson Tax-Free Income                          103     322     558     1,236

MANAGEMENT AND INVESTMENT ADVISER

Jones & Babson, Inc. was founded in 1959. Jones & Babson, Inc. acts as the Manager and Principal Underwriter of the Babson Fund family. Pursuant to the current Management Agreement, Jones & Babson, Inc. provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Funds. This includes investment management and supervision; fees of the custodian, independent auditors and legal counsel; officers, directors and other personnel; rent; shareholder services; and other items incidental to corporate administration.

Operating expenses not required in the normal operation of the Funds are payable by the Funds. These expenses include taxes, interest, governmental charges and fees, including registration of the Fund with the Securities and Exchange Commission and the fees payable to various States, brokerage costs, dues, and all extraordinary costs including expenses arising out of anticipated or actual litigation or administrative proceedings.

As a part of the Management Agreement, Jones & Babson, Inc. employs at its own expense David L. Babson & Co., Inc., an investment advisory firm founded in 1940, as its Investment Adviser to assist in the investment advisory function. To assist in the investment advisory function related to Babson-Stewart Ivory International Fund, Jones & Babson, Inc. employs at its own expense Babson-Stewart Ivory International, a partnership formed in 1987, by David L. Babson & Co. of Cambridge, Massachusetts and Stewart Ivory & Company (International) Ltd., an indirect subsidiary of the Commonwealth Bank of Australia.

James B. Gribbell has been the manager of Babson Growth Fund since 1996. He is a Chartered Financial Analyst ("CFA"). He joined David L. Babson & Co. in 1991. Lance F. James has been the manager of Babson Enterprise II since its inception in 1991 and manager of Enterprise since 1999. He joined David L. Babson & Co.
in 1986. Anthony M. Maramarco, CFA, has been the manager of Babson Value Fund and the Shadow Stock Fund since 1999. He joined David L. Babson & Co. in 1996 and has over 18 years investment management experience. Mr. Maramarco was previously at Concert Capital Management, Inc., an investment advisory firm, from 1993-1996. James W. Burns has been the manager of Babson-Stewart Ivory International Fund since 1999. He joined Stewart Ivory in 1990, and has 18 years of investment management experience. Babson Bond Trust has been managed by a committee of fixed income professionals since October 1999. Joanne E. Keers, CFA, has been the manager of Babson Tax-Free Income Fund since 1999. She joined David L. Babson & Co. in 1987.

For its services, Babson Enterprise Fund and Enterprise Fund II pay Jones & Babson, Inc. a fee at the annual rate of 1.50% of the first $30 million of average daily net assets and 1% of amounts in excess of $30 million. Babson Growth Fund pays Jones & Babson, Inc. a fee at the annual rate of .85% of the first $250 million and .70% of amounts in excess of $250 million of average daily net assets. Shadow Stock Fund pays Jones & Babson, Inc. a fee of 1.00% of average daily assets. Babson Value Fund, Babson-Stewart Ivory International Fund and Babson Bond Trust pay Jones & Babson, Inc. a fee at the annual rate of .95% of average daily net assets. However, during the period from May 1, 1988 through March 31, 2001, Jones & Babson has agreed to voluntarily waive
 .30% of the fee for Portfolio S of Babson Bond Trust bringing its total to .65%. Babson Tax-Free Income Fund pays Jones & Babson, Inc. a fee at the annual rate of .95% of average daily net assets.  Babson Money Market Fund pays Jones
& Babson, Inc. a fee at the annual rate of 0.85% of average daily assets. The Management Agreement limits the liability of the Manager or its Investment Adviser, as well as their officers, directors and personnel, to acts or omissions involving willful malfeasance, bad faith, gross negligence or reckless disregard of their duties.

Jones & Babson, Inc. is located at 700 Karnes Blvd., Kansas City, MO 64108-3306 and David L. Babson & Co., Inc. is located at One Memorial Drive, Cambridge, MA 02142.

FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand each Fund's financial performance for the five years ended June 30, 2000, except for Babson Enterprise Fund, Babson Enterprise Fund II, Babson Value Fund and Babson Bond Trust (Portfolio L & Portfolio S) which are for the one year ended June 30, 2000 , the seven months ended June 30, 1999 and the four years ended November 30, 1998, respectively. Certain information reflects financial results for a single share of a Fund. The total returns in the tables represent the rate that an investor would have earned on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements which have been audited by Ernst & Young LLP, except for the financial highlights for Babson Growth Fund, Shadow Stock Fund, Babson- Stewart Ivory International Fund, Babson Money Market Fund and Babson Tax-Free Income Fund for the years ended on or before June 30, 1998 which have been audited by other auditors. This information, along with the Funds' financial statements, are included in the annual report, which is available upon request.




BABSON ENTERPRISE FUND

Condensed data for a share of capital stock
outstanding throughout each period.
                                         Seven
                                 Year    Months
                                 Ended   Ended
                                June 30, June 30,     Years Ended November 30,
                                2000     1999     1998    1997    1996    1995
Net asset value, beginning
of period                       $14.72   $16.63   $21.22  $18.51  $17.35  $16.64
  Income from investment
  operations:
     Net investment income         .03      .03      .04     .06     .06     .10
     Net gains (losses)
        on securities (both
        realized and unrealized)   .18      .58    (2.15)   5.31    3.06    2.34
Total from investment operations   .21      .61    (2.11)   5.37    3.12    2.44
  Less distributions:
     Dividends from net
        investment income        (.04)    (.05)    (.06)    -      (.12)   (.04)
     Distributions from
        capital gains           (1.07)   (2.47)   (2.42)  (2.66)  (1.84)  (1.69)
  Total distributions           (1.11)   (2.52)   (2.48)  (2.66)  (1.96)  (1.73)
Net asset value, end of
   period                      $13.82   $14.72   $16.63  $21.22  $18.51  $17.35
Total return*                    2.84%    4.70%  (11.05%) 33.49%  20.17%  16.42%

Ratios/Supplemental Data
Net assets, end of period
   (in millions)                $  111   $  155   $ 179   $  216  $  202  $  202
Ratio of expenses to
   average net assets**          1.14%    1.11%   1.09%    1.08%   1.08%   1.09%
Ratio of net investment
   income to average net
   assets**                       .15%     .32%    .29%     .30%    .35%    .67%
Portfolio turnover rate            32%      12%     22%      22%     24%     13%

*Total return not annualized for periods less than one full year
**Annualized for periods less than one full year

BABSON ENTERPRISE FUND II

Condensed data for a share of capital stock outstanding throughout each period.

                                         Seven
                                 Year    Months
                                 Ended   Ended
                                June 30, June 30,     Years Ended November 30,
                                 2000     1999     1998    1997    1996    1995
Net asset value, beginning
of period                       $24.48   $23.20   $26.70  $22.75  $19.19  $16.22
  Income from investment
  operations:
     Net investment income         .02      .03      .10     .08     .11     .05
     Net gains (losses)
        on securities (both
        realized and unrealized)  1.30     2.37    (1.50)   6.97    4.45    3.03
Total from investment operations  1.32     2.40    (1.40)   7.05    4.56    3.08
  Less distributions:
     Dividends from net
        investment income        (.02)    (.05)    (.05)   (.11)   (.05)   (.02)
     Distributions from
        capital gains            (.60)   (1.07)   (2.05)  (2.99)   (.95)   (.09)
  Total distributions            (.62)   (1.12)   (2.10)  (3.10)  (1.00)   (.11)
Net asset value, end of
   period                       $25.18   $24.48   $23.20  $26.70  $22.75  $19.19
Total return*                    5.63%   11.03%   (5.61%) 35.29%  25.04%  19.11%

Ratios/Supplemental Data
Net assets, end of period
   (in millions)                $   60   $   77   $  83   $   82  $   46  $   40
Ratio of expenses to
   average net assets**          1.27%    1.23%   1.22%    1.28%   1.38%   1.45%
Ratio of net investment
   income to average net
   assets**                       .08%     .11%    .40%     .27%    .55%    .30%
Portfolio turnover rate            23%      14%     25%      25%     30%     15%

*Total return not annualized for periods less than one full year
**Annualized for periods less than one full year


BABSON GROWTH FUND
Condensed data for a share of capital stock outstanding throughout each year.

                                                   Years Ended JUNE 30,
                                           2000    1999    1998    1997    1996
Net asset value, beginning of year        $20.01  $20.77  $17.80  $14.42  $13.43
  Income from investment operations:
     Net investment income                  (.04)    .02     .06     .09     .12
        Net gains (losses) on securities
        (both realized and unrealized)      4.00    3.25    4.41    4.16    2.91
  Total from investment operations          3.96    3.27    4.47    4.25    3.03
  Less distributions:
     Dividends from net investment income   -      (.02)   (.06)   (.09)   (.13)
     Distributions from capital gains     (3.10)  (4.01)  (1.44)   (.78)  (1.91)
  Total distributions                     (3.10)  (4.03)  (1.50)   (.87)  (2.04)
Net asset value, end of year              $20.87  $20.01  $20.77  $17.80  $14.42
Total return                              20.69%  17.04%  26.73%  30.10%  22.99%

Ratios/Supplemental Data
Net assets, end of year (in millions)       $525    $490    $451    $365    $280
Ratio of expenses to average net assets .79% .79% .80% .83% .85% Ratio of net investment income to
        average net assets                 (.18%)   .09%    .30%    .61%    .82%
Portfolio turnover rate                      62%     39%     35%     20%     33%

SHADOW STOCK FUND

Condensed data for a share of capital stock
outstanding throughout each year.
                                                   Years Ended JUNE 30,
                                           2000    1999    1998    1997    1996
Net asset value, beginning of year        $12.06  $13.24  $12.57  $11.31  $10.55
  Income from investment operations:
     Net investment income                   .09     .11     .08     .12     .09
        Net gains (losses) on securities
        (both realized and unrealized)      1.04    (.24)   2.54    2.44    1.67
  Total from investment operations          1.13    (.13)   2.62    2.56    1.76
  Less distributions:
     Dividends from net investment income  (.07)   (.07)   (.10)   (.09)   (.10)
     Distributions from capital gains      (.86)   (.98)  (1.85)  (1.21)   (.90)
  Total distributions                      (.93)  (1.05)  (1.95)  (1.30)  (1.00)
Net asset value, end of year              $12.26  $12.06  $13.24  $12.57  $11.31
Total return                               9.91%   (.25%) 21.98%  23.63%  17.13%

Ratios/Supplemental Data
Net assets, end of year (in millions)       $ 45    $ 50    $ 52    $ 41    $ 39
Ratio of expenses to average net assets 1.07% 1.10% 1.16% 1.13% 1.14% Ratio of net investment income to
        average net assets                  .66%    .97%    .56%   1.00%    .79%
Portfolio turnover rate                      18%     21%     43%      0%     25%


BABSON VALUE FUND

Condensed data for a share of capital stock outstanding throughout each period.

                                         Seven
                                 Year    Months
                                 Ended   Ended
                                June 30, June 30,     Years Ended November 30,
                                 2000     1999     1998    1997    1996    1995
Net asset value, beginning
of period                       $51.36   $47.42   $47.73  $38.65  $31.78  $25.19
  Income from investment
  operations:
     Net investment income        1.27      .45      .62     .51     .55     .59
     Net gains (losses)
        on securities (both
        realized and unrealized) (9.35)    5.90     1.09    9.65    7.20    7.20
Total from investment operations (8.08)    6.35     1.71   10.16    7.75    7.79
  Less distributions:
     Dividends from net
        investment income        (.96)    (.44)    (.56)   (.47)   (.53)   (.60)
     Distributions from
        capital gains           (3.56)   (1.97)   (1.46)   (.61)   (.35)   (.60)
  Total distributions           (4.52)   (2.41)   (2.02)  (1.08)   (.88)  (1.20)
Net asset value, end of
   period                       $38.76   $51.36   $47.42  $47.73  $38.65  $31.78
Total return*                  (15.93%)  14.14%    3.85%  26.89%  24.91%  32.07%

Ratios/Supplemental Data
Net assets, end of period
   (in millions)                $ 528    $1,244   $1,494  $1,419  $ 764   $ 293
Ratio of expenses to
   average net assets**           .96%     .96%    .98%     .97%    .96%    .98%
Ratio of net investment
   income to average net
   assets**                      2.41%    1.05%   1.28%    1.22%   1.63%   2.12%
Portfolio turnover rate            18%      13%     42%      17%     11%      6%

*Total return not annualized for periods less than one full year
**Annualized for periods less than one full year

BABSON-STEWART IVORY INTERNATIONAL FUND
Condensed data for a share of capital stock outstanding throughout each period.

                                                 Years Ended JUNE 30,
                                         2000    1999    1998    1997    1996
Net asset value, beginning of year      $19.48  $19.65  $19.53  $18.04  $15.96
  Income from investment operations:
     Net investment income                (.04)    .03     .08     .07     .07
     Net gains (losses) on securities
        (both realized and unrealized)    4.45     .66    1.07    1.70    2.85
  Total from investment operations        4.41     .69    1.15    1.77    2.92
  Less distributions:
     Dividends from net investment income  -      (.04)   (.07)   (.05)   (.08)
     Distributions from capital gains     (.30)   (.82)   (.96)   (.23)   (.65)
     Distributions in excess of
        realized capital gains             -        -       -       -     (.11)
  Total distributions                     (.30)   (.86)  (1.03)   (.28)   (.84)
Net asset value, end of year            $23.59  $19.48  $19.65  $19.53  $18.04
Total return                             22.64%   3.76%   6.48%   9.91%  18.66%

Ratios/Supplemental Data
Net assets, end of year (in millions)     $ 85    $ 89    $104    $111    $ 80
Ratio of expenses to average net assets 1.24% 1.23% 1.16% 1.19% 1.26% Ratio of net investment income to
   average net assets                     (.06%)   .24%    .37%    .47%    .44%
Portfolio turnover rate                     47%     51%     48%     40%     33%


BABSON BOND TRUST - PORTFOLIO L

Condensed data for a share of capital stock outstanding throughout each period.

                                         Seven
                                 Year    Months
                                 Ended   Ended
                                June 30, June 30,     Years Ended November 30,
                                 2000     1999     1998    1997    1996    1995
Net asset value, beginning
of period                       $1.52    $1.59    $1.56   $1.55   $1.58   $1.47
  Income from investment
  operations:
     Net investment income        .09      .05      .09     .10     .11     .11
     Net gains (losses) on
        securities (both realized
        and unrealized)          (.04)    (.07)     .03     .01    (.03)    .11
  Total from investment
     operations                   .05     (.02)     .12     .11     .08     .22
  Less distributions:
     Dividends from net
        investment income        (.09)    (.05)    (.09)   (.10)   (.11)   (.11)
     Distributions from capital
        gains                       -       -        -       -       -       -
  Total distributions            (.09)    (.05)    (.09)   (.10)   (.11)   (.11)
Net asset value, end of period  $1.48    $1.52    $1.59   $1.56   $1.55   $1.58
Total return*                    3.54%   (1.16%)   8.13%   7.26%   5.17%  15.28%

Ratios/Supplemental Data
Net assets, end of period
   (in millions)                $ 100    $ 121    $ 128   $ 132   $ 142   $ 161
Ratio of expenses to average
   net assets**                   .98%     .97%     .97%    .97%    .97%    .97%
Ratio of net investment income to
   average net assets**          6.14%    5.73%    5.93%   6.38%   6.96%   7.06%
Portfolio turnover rate            26%      38%      43%     59%     61%     50%

BABSON BOND TRUST - PORTFOLIO S
Condensed data for a share of capital stock outstanding throughout each period.

                                         Seven
                                 Year    Months
                                 Ended   Ended
                                June 30, June 30,     Years Ended November 30,
                                 2000     1999     1998    1997    1996    1995
Net asset value, beginning
   of period                    $9.60    $9.91    $9.78   $9.77   $9.90   $9.43
   Income from investment
   operations:
      Net investment income       .58      .33      .58     .62     .69     .73
      Net gains (losses) on
         securities (both
         realized and unrealized (.25)    (.31)     .13     .01    (.13)    .47
  Total from investment
     operations                   .33      .02      .71     .63     .56    1.20
  Less distributions:
     Dividends from net
        investment income        (.58)    (.33)    (.58)   (.62)   (.69)   (.73)
     Distributions from
        capital gains              -        -        -       -       -       -
  Total distributions            (.58)    (.33)    (.58)   (.62)   (.69)   (.73)
Net asset value, end of period  $9.35    $9.60    $9.91   $9.78   $9.77   $9.90
Total return*                    3.55%     .15%    7.47%   6.70%   5.96%  13.10%

Ratios/Supplemental Data
Net assets, end of period
   (in millions)                $  30    $  37    $  38   $  41   $  34   $  33
Ratio of expenses to
   average net assets**           .68%     .67%     .67%    .66%    .66%    .67%
Ratio of net investment
   income to average net
   assets**                      6.12%    5.75%    5.90%   6.42%   7.10%   7.47%
Ratio of expenses to
   average net assets before
   voluntary reduction of
   management fee **              .98%     .97%     .97%    .97%    .96%    .97%
Portfolio turnover rate            35%      54%      60%     65%     48%     57%

Total return not annualized for periods less than one full year
Annualized for periods less than one full year

*Total return not annualized for periods less than one full year
**Annualized for periods less than one full year

BABSON MONEY MARKET FUND

Condensed data for a share of capital stock outstanding throughout each year.

                                                  Years Ended JUNE 30,
                                          2000    1999    1998    1997    1996
Net asset value, beginning of year       $1.00   $1.00   $1.00   $1.00   $1.00
  Income from investment operations:
     Net investment income                 .05     .04     .05     .05     .05
  Less distributions:
    Dividends from net investment income  (.05)   (.04)   (.05)   (.05)   (.05)
Net asset value, end of year             $1.00   $1.00   $1.00   $1.00   $1.00
Total return                              4.97%   4.38%   4.82%   4.61%   4.83%

Ratios/Supplemental Data
Net assets, end of year (in millions)    $  39   $  39   $  37   $  38   $  36
Ratio of expenses to average net assets    .88%    .88%    .91%    .92%    .92%
Ratio of net investment income to
   average net assets                     4.86%   4.30%   4.73%   4.58%   4.75%


BABSON TAX-FREE INCOME FUND

Condensed data for a share of capital stock outstanding throughout each year.

                                                  Years Ended JUNE 30,
                                          2000    1999    1998    1997    1996
Net asset value, beginning of year       $8.91   $9.22   $8.96   $8.74   $8.67
  Income from investment operations:
     Net investment income                 .39     .40     .40     .42     .41
     Net gains (losses) on securities
        (both realized and unrealized)    (.21)   (.24)    .28     .24     .07
  Total from investment operations         .18     .16     .68     .66     .48
  Less distributions:
     Dividends from net investment income (.39)   (.40)   (.40)   (.42)   (.41)
     Distributions from capital gains     (.08)   (.07)   (.02)   (.02)     -
  Total distributions                     (.47)   (.47)   (.42)   (.44)   (.41)
Net asset value, end of year             $8.62   $8.91   $9.22   $8.96   $8.74
Total return                              2.18%   1.70%   7.82%   7.67%   5.60%

Ratios/Supplemental Data
Net assets, end of year (in millions)    $  24   $  26   $  27   $  27   $  27
Ratio of expenses to average net assets 1.01% 1.03% 1.06% 1.01% 1.01% Ratio of net investment income to
   average net assets                     4.53%   4.36%   4.46%   4.71%   4.67%
Portfolio turnover rate                     48%      9%     18%     21%     39%

HOW TO PURCHASE SHARES

No Load Funds

     *    There are no sales commissions or Rule 12b-1 fees

How to Buy Shares (see accompanying chart on page 22 for details)

     *    By phone, mail or wire

     *    Through Automatic Monthly Investments

     *    Through exchanges from a Babson or Buffalo Fund (non fiduciary accounts only)

Minimum Initial Investment

     *    $1,000 for most accounts

     *    $250 for IRA and Uniform Transfer (Gift) to Minors accounts

     *    $100 with an Automatic Monthly Investment

     *    $1,000 for exchanges from another fund  ($100 for IRAs and
                Uniform Gifts to Minors accounts)

Minimum Additional Investment

     *    $100 by phone, mail or ACH

     *    $1,000 By Wire

     *    $50 for Automatic Monthly Investments

     *    $1,000 for exchanges from another fund ($100 for IRAs and
                Uniform Gifts to Minors accounts)

Minimum Account Size

You must maintain a minimum account value equal to the current minimum initial investment ($1,000). If your account falls below this amount due to redemptions (not market action) we may notify you and ask you to increase the account to the minimum. We will close the account and send your money if you do not bring the account up to the minimum within 60 days after we mail you the notice.

HOW TO REDEEM SHARES

You may withdraw from your Fund's account at any time in the following amounts:

     *    any amount for redemptions requested by mail or phone to address of record

     *      $50,000 for fund web site redemptions

     *       $1,000 or more for redemptions wired to your account ($10 fee)
                ($100 minimum for ACH to bank account)

     *    $50 or more for redemptions by a systematic redemption plan
                (there may be a fee)

     *    $1,000 or more for exchanges to another fund ($100 for IRAs and
                Uniform Gifts to Minors accounts)

     *    $100 or more for redemptions by automatic monthly exchange to another fund

SHAREHOLDER SERVICES

The following services are also available to shareholders. Please call 1-800-4-BABSON (1-800-422-2766) for more information:

     *    Uniform Transfers (Gifts) to Minors accounts

     *    Accounts for corporations or partnerships

     *    Sub-Accounting Services for tax qualified retirement plans and others

     *    Prototype Retirement Plans for the self-employed, partnerships and corporations.

     *    Traditional IRA accounts

     *    Roth IRA accounts

     *    Simplified Employee Pensions (SEPs)

HOW SHARE PRICE IS DETERMINED

Shares of the Funds are purchased or redeemed at the net asset value per share next calculated after your purchase order and payment or redemption order is received in good order (see "Additional Policies"). In the case of certain institutions which have made satisfactory payment or redemption arrangements with the Funds, orders may be processed at the net asset value per share next effective after receipt by that institution.

The per share calculation is made by subtracting from the Fund's total assets any liabilities and then dividing into this amount the total outstanding shares as of the date of the calculation. The net asset value per share (except for Money Market Fund) is computed once daily, Monday through Friday, at 4:00 p.m. (Eastern Time) on days when the Funds are open for business (generally the same days that the New York Stock Exchange is open for trading). The net asset value per share for the Money Market Fund is computed at 1:00 p.m. (Eastern Standard
Time).

Each security owned by the Funds that is listed on an Exchange is valued at its last sale price on that Exchange on the date as of which assets are valued. Where the security is listed on more than one Exchange, the Funds will use the price of that Exchange which they generally consider to be the principal Exchange on which the stock is traded. Lacking sales, the security is valued at the mean between the last current closing bid and asked prices. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith by the Board of Directors.

Short-term instruments maturing within 60 days may be valued at amortized cost. The Money Market Fund values assets on the basis of amortized cost.

DIVIDENDS, DISTRIBUTIONS AND THEIR TAXATION

Your distributions will be reinvested automatically in additional shares of the same Fund unless you have elected on your original application, or by written instructions filed with the Funds, to have them paid in cash ($10 minimum check amount). There are no fees or sales charges on reinvestments.

If you buy shares of any Fund shortly before the record date, please keep in mind that any distribution will lower the value of the Fund's shares by the amount of the distribution and you will then receive a portion of the price back in the form of a taxable distribution.

DISTRIBUTIONS - Bond Trust, Tax-Free Income Fund and Money Market Fund - At the end of each day, the Funds declare dividends from their net investment income. These dividends are payable to those who were shareholders of record at the end of the previous business day. On the last day of the month, all dividends declared during that month are credited to the accounts of those shareholders. Distributions from capital gains, if any, will be declared annually by December 31.

Shares begin earning income on the day following the effective date of purchase. Income earned by a Fund on weekends, holidays and other days on which the Fund is closed for business is declared as a dividend on the next day on which the Fund is open for business. However, on month-end such dividend is declared as of the last day of the month.

Value Fund - The Value Fund pays shareholder distributions from its net investment income quarterly, usually in March, June, September and December. Distributions from any net capital gains that it has realized on the sale of securities will be declared and paid semiannually, usually in June and December.

Enterprise Fund, Enterprise Fund II, Growth Fund, Shadow Stock Fund and Stewart Ivory International Fund - The Funds pay shareholder distributions from its net investment income and from net capital gains that it has realized on the sale of the securities, if any, semiannually, usually in June and December.

TAX CONSIDERATIONS - In general, fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional fund shares or receive them in cash. Any capital gains a fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares.

Distributions from the Tax-Free Income Fund will consist primarily of exempt-interest dividends from interest earned on municipal securities. In general, exempt-interest dividends are exempt from federal income tax. The Fund, however, may invest a portion of its assets in securities that pay income that is not tax-exempt.

By law, a fund must withhold 31% of your taxable distributions and proceeds if you do not provide your correct social security or taxpayer identification number, or if the IRS instructs the fund to do so.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

In general, when you sell your shares of a fund, you may have a capital gain or loss. For tax purposes, an exchange of your fund shares for shares of a different Babson Fund is the same as a sale. The individual tax rate on any gain from the sale or exchange of your fund shares depends on your marginal tax bracket and on how long the shares have been held. However, because the Money Market Fund expects to maintain a $1.00 net asset value per share, investors should not have any gain or loss on the sale of such shares.

Exempt-interest dividends paid by the Tax-Free Income Fund are taken into account when determining the taxable portion of an investor's social security or railroad retirement benefits. The Fund may invest a portion of its assets in private activity bonds. The income from these bonds will be a preference item when determining an investor's alternative minimum tax.

Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject to certain restrictions.

Exempt-interest dividends from interest earned on municipal securities of a state, or of its political subdivisions, generally will be exempt from that state's personal income taxes. Most states, however, do not grant tax-free treatment to interest on investments in municipal securities of other states.

Fund distributions and gains from the sale or exchange of your fund shares generally will be subject to state and local income tax. Any foreign taxes paid by the Stewart Ivory International Fund on its investments may be passed through to you as a foreign tax credit. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in a fund.

ADDITIONAL POLICIES ABOUT TRANSACTIONS

We cannot process transaction requests that are not complete and in good order as described in this section. We may cancel or change our transaction policies without notice. To avoid delays, please call us if you have any questions about these policies.

If you wish to purchase (or redeem) shares of a Babson Fund through a broker, a fee may be charged by that broker. In addition, you may be subject to other policies or restrictions of the broker such as higher minimum account value, etc.

Purchases - We may reject orders when not accompanied by payment or when in the best interest of the Funds and their shareholders.

Redemptions - The Funds try to send redemption proceeds to the proper party, as instructed, as soon as practicable after a redemption request has been received in "good order" and accepted, but reserves the right under certain circumstances to delay redemption transactions up to seven days, or as required by applicable law. The Fund Manager believes that certain investors who try to "time the market" by purchasing and redeeming shares from the Funds on a regular basis, may disrupt the investment process and pose additional transactions costs to the Funds. In those cases the Fund Managers may delay redemption proceeds as described above or take other actions it deems necessary to discourage such activity.

If you request a redemption within 15 days of purchase, we will delay sending your proceeds until we are certain that we have collected unconditional payment, which may take up to 15 days from the date of purchase. For your protection, if your account address has been changed within the last 30 days, your redemption request must be in writing and signed by each account owner, with signature guarantees. The right to redeem shares may be temporarily suspended in emergency situations only as permitted under Federal law.

Withdrawal by Draft ("check") is limited to open account shares of Babson Money Market Fund. Draft amounts may range from $500 to $100,000.

We cannot accept requests that contain special conditions or effective dates. We may request additional documentation to insure that a request is genuine. Under certain circumstances, we may pay you proceeds in the form of portfolio securities owned by the Fund being redeemed. If you receive securities instead of cash, you may incur brokerage costs when converting into cash.

Signature Guarantees - You can get a signature guarantee from most banks or securities dealers, but not a notary public. For your protection, we require a guaranteed signature if you request:

     *    A redemption check sent to a different payee, bank or address than we have on file.

     *    A redemption check mailed to an address that has been changed within the last 30 days.

     *    A redemption for $50,000 or more in writing.

     *    A change in account registration or redemption instructions
                (including withdrawal by draft election).

Corporations, Trusts and Other Entities - Additional documentation is normally required for corporations, fiduciaries and others who hold shares in a representative or nominee capacity. We cannot process your request until we have all documents in the form required. Please call us first to avoid delays.

Exchanges to Another Fund - You must meet the minimum investment requirement of the fund you are exchanging into. The names and registrations on the two accounts must be identical. Your shares must have been held in an open account for 15 days or more and we must have received good payment before we will exchange shares.

Telephone and fund web site Services - During periods of increased market activity, you may have difficulty reaching us by telephone. If this happens, contact us by mail or web site. We may refuse a telephone request, including a telephone redemption request. We will use reasonable procedures to confirm that telephone or Fund web site instructions are genuine. If such procedures are not followed, the Funds may be liable for losses due to unauthorized or fraudulent instructions. At our option, we may limit the frequency or the amount of telephone redemption requests. Neither the Funds nor Jones & Babson, Inc. assumes responsibility for the authenticity of telephone and Fund web site redemption requests.

CONDUCTING BUSINESS WITH THE BABSON FUNDS

By Phone

1-800-4-BABSON
(1-800-422-2766)
in the Kansas City area 816-751-5900

You must authorize each type of telephone transaction on your account application or the appropriate form, available from us. All account owners must sign. When you call, we may request personal identification and tape record the call.

How to Open an Account

If you already have an account with us and you have authorized telephone exchanges, you may call to open an account in another Babson or Buffalo Fund by exchange ($1,000 minimum). The names and registrations on the accounts must be identical.

How to Add to an Account

You may make investments ($100 minimum) by telephone. After we have received your telephone call, we will deduct from your checking account the cost of the shares.

Availability of this service is subject to approval by the Funds and participating banks.

How to Sell Shares

You may withdraw any amount ($1,000 minimum if wired) by telephone or telegram. We will send funds only to the address or bank account on file with us. Provide the Fund's name, your account number, the names of each account owner (exactly as registered), and the number of shares or dollar amount to be redeemed. For wires, also provide the bank name and bank account number.

How to Exchange Shares

You may exchange shares ($1,000 minimum or the initial minimum fund requirement) for shares in another Babson Fund which have been held in open account for 15 days or more.

All account owners are automatically granted telephone and Fund web site exchange privileges unless they decline them explicitly in writing, either on the account application or by writing to the Babson Funds.

By Mail

Initial Purchases, Redemptions and all Correspondence:
The Babson Fund Group
P.O. Box 219757
Kansas City, MO 64121-9757

Subsequent Purchases:
The Babson Fund Group
P.O. Box 219779
Kansas City, MO 64121-9779

How to Open an Account

Complete and sign the application which accompanies this Prospectus. Your initial investment must meet the minimum amount. Make your check payable to UMB Bank, n.a.

How to Add to an Account

Make your check ($100 minimum) payable to UMB Bank, n.a. and mail it to us. Always identify your account number or include the detachable reminder stub (from your confirmation statement).

How to Sell Shares

In a letter, include the genuine signature of each registered owner (exactly as registered), the name of each account owner, the account number and the number of shares or the dollar amount to be redeemed. We will send funds only to the address of record.

How to Exchange Shares
In a letter, include the genuine signature of each registered owner, the account number, the number of shares or dollar amount to be exchanged ($1,000 minimum) and the Babson Fund into which the amount is being transferred.


By Wire

UMB Bank, n.a., Kansas City, Missouri, ABA #101000695
For Account Number 9870326213

Please provide:
Fund Number/Babson Account Number/Name on Account

How to Open an Account

Call us first to get an account number. We will require information such as your Social Security or Taxpayer Identification Number, the amount being wired ($1,000 minimum), and the name and telephone number of the wiring bank. Then tell your bank to wire the amount. You must send us a completed application as soon as possible or payment of your redemption proceeds will be delayed.

How to Add to an Account

Wire share purchases ($1,000 minimum) should include the names of each account owner, your account number and the Babson Fund in which you are purchasing shares. You should notify us by telephone that you have sent a wire purchase order to UMB Bank, n.a.

How to Sell Shares

Redemption proceeds ($1,000 minimum) may be wired to your pre-identified bank account. A $10 fee is deducted. If we receive your request before 4:00 P.M. (Eastern Time) we will normally wire funds the following business day. If we receive your request later in the day, we will normally wire funds on the second business day. Contact your bank about the time of receipt and availability.

How to Exchange Shares

Not applicable.


Through Automatic Transaction Plans

You must authorize each type of automatic transaction on your account applicationor complete an authorization form, available from us upon request. All registered owners must sign.

How to Open an Account

Not applicable.

How to Add to an Account

Automatic Monthly Investment:
You may authorize automatic monthly investments in a constant dollar amount ($50 minimum) from your checking account. We will draft your checking account on the same day each month in the amount you authorize.

How to Sell Shares

Systematic Redemption Plan:
You may specify a dollar amount ($50 minimum) to be withdrawn monthly or quarterly or have your shares redeemed at a rate calculated to exhaust the account at the end of a specified period. A fee of $1.50 or less may be charged for each withdrawal. You must own shares in an open account valued at $10,000 when you first authorize the systematic redemption plan. You may cancel or change your plan or redeem all your shares at any time. We will continue withdrawals until your shares are gone or until the Fund or you cancel the plan.

How to Exchange Shares

Monthly Exchanges:
You may authorize monthly exchanges from your account ($100 minimum) to another Babson Fund. Exchanges will be continued until all shares have been exchanged or until you terminate the service.


Additional Information

The Statement of Additional Information (SAI) contains additional information about the Funds and is incorporated by reference into this Prospectus. The Funds' annual and semi-annual reports to shareholders contain additional information about each Funds' investments. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the last fiscal year.

You may obtain a free copy of these documents by calling, writing or e-mailing the Funds as shown below. You also may call the toll free number given below to request other information about the Funds and to make shareholder inquiries.

You may review and copy the SAI and other information about the Funds by visiting the Securities and Exchange Commission's Public Reference Room in Washington, DC (1-202-942-8090) or by visiting the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the Commission, Washington, DC 20549-0102 or by electronic request at publicinfo@sec.gov.

811-3823        Enterprise Fund
811-6258        Enterprise Fund II
811-901         Growth Fund
811-5218        Shadow Stock Fund
811-4114        Value Fund
811-5386        International Fund
811-495         Bond Trust
811-2963        Money Market Fund
811-2948        Tax-Free Income Fund


Babson Funds

Jones & Babson Distributors
A Member of the Generali Group

P.O. Box 219757, Kansas City, MO 64121-9757

1-800-4-babson
(1-800-422-2766)
www.babsonfunds.com

PART B


BABSON ENTERPRISE FUND, INC.       BABSON BOND TRUST
BABSON ENTERPRISE FUND II, INC.    BABSON MONEY MARKET FUND, INC.
BABSON GROWTH FUND, INC.           BABSON TAX-FREE INCOME FUND, INC.
SHADOW STOCK FUND, INC.
BABSON VALUE FUND, INC.
BABSON-STEWART IVORY INTERNATIONAL FUND, INC.

STATEMENT OF ADDITIONAL INFORMATION


October 31, 2000


This Statement is not a Prospectus but should be read in conjunction with the Funds' current combined Prospectus dated October 31, 2000. To obtain the Prospectus or Annual Report to Shareholders, please call the Funds toll-free at 1-800-4-BABSON (1-800-422-2766), or in the Kansas City area (816) 751-5900. Certain information from the Annual Report to Shareholders is incorporated by reference into this Statement.

TABLE OF CONTENTS
                                                            Page

     Investment Strategies and Risks                        2
        Fund Strategies                                     2
        Repurchase Agreements - All Funds                   5
        Risks for Babson-Stewart Ivory International Fund   6
        Cash Management - All Funds                         7
        Fundamental Investment Restrictions                 7
     Portfolio Transactions                                 11
     Performance Measures                                   12
     Total Return                                           12
     How the Fund's Shares are Distributed                  14
     Purchase and Redemption Services                       14
     How Share Purchases are Handled                        14
     Redemption of Shares                                   15
     Management and Investment Adviser                      16
     Officers and Directors                                 17
     Compensation Table                                     18
     Holidays                                               19
     Dividends, Distributions and their Taxation            19
     General Information and History                        21
     Custodian                                              22
     Transfer Agent                                         23
     Independent Auditors                                   23
     Other Jones & Babson Funds                             23
     Description of Stock Ratings                           24
     Ratings of Municipal and Taxable Securities            24
     Description of Commercial Paper Ratings                26
     Financial Statements                                   27




INVESTMENT STRATEGIES AND RISKS

The Funds are open-ended, diversified management investment companies commonly known as mutual funds. The following information supplements the Prospectus which describes each Fund's investment objective, and principal strategies and risks. None of the Funds will invest more than 25% of its assets in a single industry. In addition, none of the Funds intend to borrow in excess of 5% of its total assets.

FUND STRATEGIES


Babson Enterprise Fund and Babson Enterprise Fund II. Since Babson Enterprise Fund's and Babson Enterprise Fund II's focus on smaller companies, the overall income return on these Funds may be low. Smaller companies frequently need to retain all or most of their profits to finance their growth and will pay small dividend yields, or none. If the companies are successful, this plow-back of earnings and internal financing of growth without the need to issue additional shares ultimately should enhance the companies' per share earnings and dividend capability and make their shares more attractive in the marketplace.

Effective July 1, 1999, the Babson Enterprise Fund was opened to new investors. This means that investors may open new accounts with the Fund through direct purchases, or through exchanges from any other fund in the Babson Funds family or the Buffalo Funds family. Investors whose accounts were open in 1992 when the Fund was closed to new investors have been permitted to add to their accounts since that time. It is anticipated that the Fund will again close to new investors when it reaches $280 million in assets.


Babson Growth Fund. Current yield is secondary objective. The Fund generally defines "above average total return" as total return that is higher than return generated by traditional investment vehicles other than equity products, including but not limited to, passbook savings accounts, certificates of deposit, bonds, U.S. government securities and traditional insurance products, such as whole life policies and annuities. All assets of the Fund will be invested in marketable securities composed principally of common stocks and securities convertible into common stock. Necessary reserves will be held in cash or high-quality short-term debt obligations readily changeable to cash, such as treasury bills, commercial paper or repurchase agreements. The Fund reserves the freedom to invest in preferred stocks, high grade bonds or other defensive issues when, in management's judgment, economic and market conditions make such a course desirable. Normally, however, the Fund will maintain at least 80% of the portfolio in common stocks.

Babson Shadow Stock Fund, Inc. "Small stocks" were originally defined as those in the bottom quintile of stocks listed on the New York Stock Exchange ("NYSE") when ranked by market capitalization (number of shares outstanding times price per share). At present this would be a market capitalization of below $213 million, but this level changes as market prices rise and fall. Currently, this concept is also applied to stocks listed on the American Stock Exchange ("AMEX") and over-the- counter ("OTC") stocks. The Fund defines "small stocks" to include stocks listed on the NYSE, AMEX and OTC stocks that have market capitalization of between $20 million and $213 million and have annual net profits of at least $1 million for the three most recent fiscal years. "Neglected stocks" are those that have below average institutional holdings and below average coverage by analysts and newsletters. The term "neglected" has not had a consistent definition, but the Fund's Manager and Investment Adviser define it as meaning the fifty percent of "small stocks" which have the least coverage by institutions and analysts. The Fund's Manager and Investment Adviser will use their judgment in determining the methods of measuring analyst and institutional interest. It is estimated that Shadow Stock Fund's portfolio will contain about 250 stocks and thus be very diversified.

It is the intention of the Fund to maintain ownership of the Shadow Stocks approximately in proportion to their respective market capitalizations, but this approach may be departed from for the following reasons. First, acquisition of the shares of smaller companies is sometimes difficult without disrupting the supply/demand relationship and thereby increasing transaction costs. For this reason, shares of companies on the buy list may be purchased when opportunities for block trades present themselves even if purchases of such a company's stock would not otherwise be the highest priority on a market capitalization basis. Conversely, high priority shares might be avoided if they cannot be acquired at the time without disrupting the market. Second, the Fund will attempt to purchase shares in optimal lot sizes which precludes fine tuning of the weighting. Third, the Fund's Manager and Investment Adviser will take a long-term view and do not feel it prudent to constantly purchase and sell stocks for short-term balancing. Guideline relative weights will be reviewed in detail twice a year.

Shares of stock will be considered for elimination from the portfolio in the following bases: (1) on the basis of the $5 minimum price criterion (a stock will not be sold for this reason alone, but additional shares will not be purchased below $4 per share which may result in a disproportionate representation in terms of ideal weighting); (2) on the basis or profitability (a company's stock will be sold as soon as the Fund's Manager and Investment Adviser feel it is highly unlikely that there will be negative earnings in the current fiscal year); (3) on the basis of tenders or potential mergers (the Fund's Manager and Investment Adviser will use their judgment as to the best time to sell or tender); (4) on the basis on neglect (shares will be sold when the company has been beyond the Manager's and Investment Adviser's criteria for a neglected stock for three successive semiannual evaluation periods); or (5) on the basis of capitalization a stock will be sold if, at a semiannual evaluation, either the market capitalization is twice the current acceptable maximum or one-half the current minimum. In the case of portfolio companies whose capitalization has gone beyond the current maximum or minimum, the Fund's Investment Adviser may keep the portfolio weighting at the level appropriate for the current maximum or minimum. If funds beyond current liquid assets are necessary to meet redemptions, stocks not meeting current initial criteria will be liquidated first.

While the objectives of the Fund would favor a fully invested position in Shadow Stocks, the practicality of Fund management requires liquidity. An average of about 5% of the Fund's assets may be invested in cash or cash equivalents including: securities that are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities (such as U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance, and obligations issued or guaranteed by U.S. government agencies or instrumentalities which are backed by the full faith and credit of the U.S. Treasury or which are supported by the right of the issuer to borrow from the U.S. government), repurchase agreements, certificates of deposit, time deposits, commercial paper and other high quality short-term debt securities. The Fund may adopt a temporary defensive position by investing it assets in debt securities, such as money market obligations, including securities of the U.S. government and its agencies, high quality commercial paper, bankers' acceptances and repurchase agreements with banks and brokers for U.S. government securities.


Babson Value Fund. Under normal conditions, the Fund will invest at least 90% of its assets in common stocks. In addition, the Fund intends to hold a small percentage of cash or high quality, short term debt obligations for reserves to cover redemptions and unanticipated expenses.


Babson-Stewart Ivory International Fund, Inc. The Fund will look at such factors as the location of the company's assets, personnel, sales and earnings, to determine whether a company's primary business is carried on outside the United States. The Fund diversifies its investments among various countries and a number of different industries. The Fund is designed to provide investors with a diversified participation in international businesses. Over the years, some foreign businesses have been especially successful in their particular industries and some foreign stock markets have outperformed the American markets. Foreign securities markets do not always move in parallel with the U.S. securities markets, so investing in international securities can provide diversification advantages.

The Fund primarily invests in equity securities of seasoned companies which are listed on foreign stock exchanges and which the investment counsel considers to have attractive characteristics in terms of profitability, growth and financial resources. "Seasoned" and "established" companies are those companies which, in the opinion of the investment counsel, are known for the quality and acceptance of their products or services and for their ability to generate profits and in many cases pay dividends. The Fund may invest in fixed-income securities of foreign governments or companies when the investment counsel believes that prevailing market, economic, political or currency conditions warrant such investments. While most foreign securities are not subject to standard credit ratings, the investment counsel intends to select "investment grade" issued of foreign debt securities which are comparable to a Baa or higher rating by Moody's Investors Service, Inc. or a BBB or higher rating by Standard and Poor's Corporation based on available information, and taking into account liquidity and quality issues. Securities rated BBB or Baa are considered to be medium grade and may have speculative characteristics.

The Fund may also purchase American Depository Receipts ("ADRs") which represent foreign securities traded on U.S. exchanges or in the over-the-counter market, European Depository Receipts ("EDRs"), and International Depository Receipts ("IDRs"), in bearer form, which are designed for use in European and other securities markets. The Fund may also invest in securities that are not listed on an exchange. Generally, the volume of trading in an unlisted common stock is less than the volume of trading in a listed stock. This means that the degree of market liquidity of some stocks in which the Fund invests may be relatively limited. When the Fund disposes of such a stock it may have to offer the shares at a discount from recent prices or sell the shares in small lots over an extended period of time.

In order to expedite settlement of portfolio transactions and to minimize currency value fluctuations, the Fund may purchase foreign currencies and/or engage in forward foreign currency transactions. The Fund will not engage in forward foreign currency exchange contracts for speculative purposes. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect the Fund, to some degree, against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar. This method of protecting the value of the Fund's investment securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It establishes a rate of exchange that one can achieve at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

Generally, the Fund does not intend to invest more than 35% of its total assets in any one particular country. However, the Fund may, at times, temporarily invest a substantial portion of its assets in one or more of such countries if economic and business conditions warrant such investments, although it currently does not intend to do so to any principal extent. The Fund may also invest up to 20% of its assets in companies located in developing countries. A developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a low per capita gross national product. Compared to investment in the United States and other developed countries, investing in the equity and fixed income markets of developing countries involves exposure to relatively unstable governments, economic structures that are generally less mature and based on only a few industries, and securities markets which trade a small number of securities. Prices on securities exchanges in developing countries tend to be more volatile than those in developed countries. The Fund will not invest more than 20% of its total assets in companies located in developing countries.

Under normal conditions, the Fund will invest at least 65% of its assets in equity securities of foreign issuers. However, to meet the liquidity needs of the Fund or when the Fund believes that investments should be deployed in a temporary defensive position because of economic or market conditions, the Fund may invest all or a major portion of its assets in short- term debt securities denominated in U.S. dollars, including U.S. Treasury bills and other securities of the U.S. government and its agencies, bankers' acceptances, certificates of deposit, and repurchase agreements maturing in seven days or less with U.S. banks and broker-dealers. The Fund may also hold cash and time deposits in foreign banks, denominated in any major foreign currency.


D.L. Babson Bond Trust. Babson Bond Trust will limit its investments in securities rated in the fourth classification (Baa and BBB) to a maximum of 25% of its assets since these securities may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments.

The Portfolios may shorten or lengthen portfolio maturities as interest rates change. If the bond rating of a security purchased by a Portfolio is subsequently downgraded, the Portfolio will take any necessary steps designed to bring the Portfolio into compliance with its investment policies as soon as reasonably practicable. The Portfolios may also respond to adverse market, economic, political or other considerations by investing up to 100% of its assets in cash or short-term debt obligations for temporary defensive purposes.

Portfolio L will generally have a duration of between 3.5 and 7 years (excluding short-term investments). Portfolio S will generally have a duration of between 2 and 4 years (excluding short-term investments). Duration is a portfolio management tool used to determine the price sensitivity of an individual bond or portfolio of fixed income securities to a change in interest rates. Unlike maturity, which only states when the final payment is received, the duration of a fixed income security is the weighted average maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. The Portfolios may include securities with maturities and durations outside these ranges.

Babson Money Market Fund. To achieve its objectives the Fund may engage in trading activity in order to take advantage of opportunities to enhance yield, protect principal or improve liquidity. This trading activity should not increase the Fund's expenses since there are normally no broker's commissions paid by the Fund for the purchase or sale of money market instruments. However, a markup or spread may be paid to a dealer from which the Fund purchases a security.

To assure compliance with the adopted procedures pursuant to Rule 2a-7 under the Investment Company Act of 1940, the Fund will only invest in U.S. dollar denominated securities with remaining maturities of 397 days or less, maintain the dollar weighted average maturity of the securities in the Fund's portfolio at 90 days or less and limit its investments to those instruments which the Directors of the Fund determine to present minimal credit risks and which are eligible investments under the rule.


Babson Tax-Free Income Fund. The Fund will have substantially all of its assets invested in investment-grade municipal securities, the interest on which is deemed exempt from federal income tax (including the alternative minimum tax).

During periods of normal market conditions, the Fund will invest at least 80% of its total assets (exclusive of cash) in municipal securities. The Fund may invest any remaining balance in taxable money market instruments on a temporary basis, if management believes this action would be in the best interest of shareholders. Included in this category are: obligations of the U.S., its agencies or instrumentalities; certificates of deposit; bankers' acceptances and other short-term debt obligations of U.S. banks with total assets of $1 billion or more; and commercial paper rated A-2 or better by Standard & Poor's Corp. ("S&P") or Prime-2 or better by Moody's Investors Services, Inc. ("Moody's"), or certain rights to acquire these securities.


The Fund reserves the right to deviate temporarily from this policy during extraordinary circumstances when, in the opinion of management, it is advisable to do so in the best interests of shareholders.


At least 90% of the municipal bonds in the Fund will be rated at the time of purchase within the top three classifications of Moody's (Aaa, Aa and A), or by S&P (AAA, AA, and A). Any municipal bond backed by the full faith and credit of the federal government shall be considered to have a rating of AAA. Investments in short-term municipal obligations and notes are limited to those obligations which at the time of purchase: (1) are backed by the full faith and credit of the U.S.; or (2) are rated MIG- 1, MIG-2 or MIG-3 by Moody's; or (3) if the notes are not rated, then the issuer's long-term bond rating must be at least A as determined by Moody's or by S&P. Short-term discount notes are limited to those obligations rated A-1 or A-2 by S&P, or Prime-1 or Prime-2 by Moody's or their equivalents as determined by the Board of Directors. With respect to short-term discount notes which are not rated, the issuer's long-term bond rating must be at least A by S&P or Moody's.


It is the policy of the Fund not to invest more than 25% of its assets in any one classification of municipal securities, except tax-exempt obligations which are backed by the U.S. governments. Should the rating organizations used by the Fund cease to exist or change their systems, the Fund will attempt to use other comparable ratings as standards for its investments in municipal securities in accordance with its investment policies.

REPURCHASE AGREEMENTS - ALL FUNDS

All the Funds may invest in issues of the United States Treasury or a United States government agency subject to repurchase agreements. A repurchase agreement involves the sale of securities to the Funds with the concurrent agreement by the seller to repurchase the securities at the Fund's cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the purchaser's period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the Investment Company Act of 1940, repurchase agreements are considered loans by the Funds.

The Funds will enter into such repurchase agreements only with United States banks having assets in excess of $1 billion which are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the qualifications set from time to time by the Board of Directors of the Funds. The term to maturity of a repurchase agreement normally will be no longer than a few days. Repurchase agreements maturing in more than seven days and other illiquid securities will not exceed 10% of the net assets of the Funds.

Repurchase Agreement Risk Factors. The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, disposition of the underlying securities may be delayed pending court proceedings. Finally, it is possible that the Funds may not be able to perfect its interest in the underlying securities. While the Funds management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

RISKS FOR BABSON-STEWART IVORY
INTERNATIONAL FUND

Foreign Investments. Investors should recognize that investing in foreign companies involves certain special considerations which are not typically associated with investing in U.S. companies. Since the stocks of foreign companies are frequently denominated in foreign currencies, and since the Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of the Fund permit it to enter into forward foreign currency exchange contracts in order to hedge the Fund's holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries.

Although the Fund will endeavor to achieve most favorable execution costs in its portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. Exchanges. In addition, it is expected that the expenses of custodian arrangements of the Fund's foreign securities will be somewhat greater than the expenses for the custodian arrangements for handling the Fund's securities of equal value.

Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the nonrecovered portion of foreign withholding taxes will reduce the income received from the companies comprising the Fund's portfolio.

Foreign Currency Transactions. The value of the assets of the Babson-Stewart Ivory International Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies.

The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through the use of forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract will involve an obligation by the Fund to purchase or sell a specific amount of currency at a future date, which may be any fixed number of days, from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements, and no commissions are charged at any stage for trades. Neither type of foreign currency transaction will eliminate fluctuations in the prices of the Fund's portfolio securities or prevent loss if the prices of such securities should decline.

The Fund may enter into forward foreign currency exchange contracts only under two circumstances. First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. The Fund will then enter into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying securities transaction; in this manner the Fund will be better able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the securities are purchased or sold and the date on which payment is made or received.

Second, when the Investment Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The Investment Adviser does not intend to enter into such forward contracts under this second circumstance on a regular or continuous basis. The Fund will also not enter into such forward contracts or maintain a net exposure to such contracts when the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency. The Investment Adviser believes that it is important to have flexibility to enter into such forward contracts when it determines that to do so is in the best interests of the Fund. The Fund's custodian bank segregates cash or equity or debt securities in an amount not less than the value of the Fund's total assets committed to forward foreign currency exchange contracts entered into under this second type of transaction. If the value of the securities segregated declines, additional cash or securities is added so that the segregated amount is not less than the amount of the Funds' commitments with respect to such contracts. Under normal circumstances, the Fund expects that any appreciation or depreciation on such forward exchange contracts will be approximately offset by the depreciation or appreciation in translation of the underlying foreign investment arising from fluctuations in foreign currency exchange rates.

The Fund will recognize the unrealized appreciation or depreciation from the fluctuation in a foreign currency forward contract as an increase or decrease in the Fund's net assets on a daily basis, thereby providing an appropriate measure of the Fund's financial position and changes in financial position.

CASH MANAGEMENT - ALL FUNDS

For purposes including but not limited to meeting redemptions and unanticipated expenses, the Funds may invest a portion of their assets in cash or high-quality, short-term debt obligations readily changeable into cash such as:

(1) certificates of deposit, bankers' acceptances and other short-term obligations issued domestically by United States commercial banks having assets of at least $1 billion and which are members of the Federal Deposit Insurance Corporation or holding companies of such banks; (2) commercial paper of companies rated P-2/MIG-2 or higher by Moody's Investors Service, Inc. (Moody's) or A-2 or higher by Standard and Poor's Corporation (S&P), or if not rated by either Moody's or S&P, a company's commercial paper may be purchased by the Fund if the company has an outstanding bond issue rated A or higher by Moody's or A or higher by S&P; (3) short-term debt securities which are non-convertible and which have one year or less remaining to maturity at the date of purchase and which are rated A or higher by Moody's or A or higher by S&P; (4) negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion and which are members of the Federal Home Loan Banks Association and insured by the Federal Deposit Insurance Corporation.

FUNDAMENTAL INVESTMENT
RESTRICTIONS

In addition to the investment objective and portfolio management policies set forth in the Prospectus under the caption "Investment Objective and Principal Investment Strategies," the Funds are subject to certain other restrictions which may not be changed without approval of the lesser of: (1) at least 67% of the voting securities present at a meeting if the holders of more than 50% of the outstanding securities of the Fund are present or represented by proxy, or
(2) more than 50% of the outstanding voting securities of the Fund.

Babson Enterprise Fund, Babson Enterprise Fund II and Shadow Stock Fund will not: (1) purchase the securities of any one issuer, except the United States government, if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer;
(2) engage in the purchase or sale of real estate or commodities or, with respect to Enterprise Fund II, futures contracts; (3) underwrite the securities of other issuers; (4) make loans to any of its officers, directors, or employees, or to its manager, or general distributor, or officers or directors thereof; (5) make loans to other persons, except by the purchase of debt obligations which are permitted under its investment policy; (6) invest in companies for the purpose of exercising control of management; (7) purchase securities on margin or sell securities short; (8) purchase shares of other investment companies except in the open market at ordinary broker's commission, but not in excess of 5% of the Fund's assets, or pursuant to a plan of merger or consolidation; (9) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which including predecessors, have not had at least three years' continuous operations nor invest more than 25% of the Fund's assets in any one industry; (10) enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors or any organization in which such persons have a financial interest except for transactions in the Fund's own shares or other securities through brokerage practices which are considered normal and generally accepted under circumstances existing at the time; (11) purchase or retain securities of any company in which any Fund officers or directors, or Fund manager, its partner, officer, or director beneficially owns more than 1/2 of 1% of said company's securities, if all such persons owning more than 1/2 of 1% of such company's securities, own in the aggregate more than 5% of the outstanding securities of such company; (12) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to1; (13) make itself or its assets liable for the indebtedness of others; (14) invest in securities which are assessable or involve unlimited liability; or (15) issue senior securities except for those investment procedures permissible under the Fund's other restrictions.

Babson Growth Fund and Babson Value Fund will not: (1) purchase the securities of any one issuer, except the United States government, if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or
(b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer; (2) engage in the purchase or sale of real estate or commodities; (3) underwrite the securities of other issuers; (4) make loans to any of its officers, directors, or employees, or to its manager, or general distributor, or officers or directors thereof; (5) make any loan (the purchase of a security subject to a repurchase agreement or the purchase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan); (6) invest in companies for the purpose of exercising control of management; (7) purchase securities on margin or sell securities short; (8) purchase shares of other investment companies except in the open market at ordinary broker's commission, but, with respect to the Growth Fund, not in excess of 5% of the Growth Fund's assets, or, for either Fund, pursuant to a plan of merger or consolidation; (9) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which including predecessors, have not had at least three years' continuous operations nor, with respect to the Growth Fund, invest more than 25% of the Growth Fund's assets in any one industry; (10) enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors or any organization in which such persons have a financial interest except for transactions in the Fund's own shares or other securities through brokerage practices which are considered normal and generally accepted under circumstances existing at the time; (11) purchase or retain securities of any company in which any Fund officers or directors, or Fund manager, its partner, officer, or director beneficially owns more than 1/2 of 1% of said company's securities, if all such persons owning more than 1/2 of 1% of such company's securities, own in the aggregate more than 5% of the outstanding securities of such company; (12) borrow or pledge its credit under normal circumstances except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to1; (13) make itself or its assets liable for the indebtedness of others; or (14) invest in securities which are assessable or involve unlimited liability.


Babson-Stewart Ivory International Fund will not: (1) purchase the securities of any one issuer, except the United States government, if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or
(b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer; (2) engage in the purchase or sale of real estate or commodities; (3) underwrite the securities of other issuers; (4) make loans to any of its officers, directors, or employees, or to its manager, or general distributor, or officers or directors thereof; (5) make loans to other persons, except by the purchase of debt obligations which are permitted under its investment policy; (6) invest in companies for the purpose of exercising control of management; (7) purchase securities on margin or sell securities short; (8) purchase shares of other investment companies except shares of closed-end investment companies, purchased in the open market at ordinary broker's commission, but not in excess of 5% of the Fund's assets, or pursuant to a plan of merger or consolidation; (9) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which including predecessors, have not had at least three years' continuous operations nor invest more than 25% of the Fund's assets in any one industry; (10) enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors or any organization in which such persons have a financial interest except for transactions in the Fund's own shares or other securities through brokerage practices which are considered normal and generally accepted under circumstances existing at the time; (11) purchase or retain securities of any company in which any Fund officers or directors, or Fund manager, its partner, officer, or director beneficially owns more than 1/2 of 1% of said company's securities, if all such persons owning more than 1/2 of 1% of such company's securities, own in the aggregate more than 5% of the outstanding securities of such company; (12) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to1; (13) make itself or its assets liable for the indebtedness of others; (14) invest in securities which are assessable or involve unlimited liability; or (15) issue senior securities except for those investment procedures permissible under the Fund's other restrictions.

Although not fundamental policies subject to shareholder vote, Babson-Stewart Ivory International Fund may not engage in any of the following activities: (1) invest directly in oil, gas, or other mineral exploration or development programs: (2) invest more than 5% of its total assets in securities which are restricted as to future sale; (3) invest more than 5% of its total assets in puts, calls, straddles, spreads, and any combination thereof (the Fund will engage in options transactions for hedging purposes only); and (4) purchase warrants, valued at the lower of cost or market, in excess of 5% of the value of the Fund's net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange. Warrants acquired by the Fund at any time in units or attached to securities are not subject to this restriction.

Babson Bond Trust will not: (1) purchase any investment security for credit or on margin, except such short-term credits as are necessary for the clearance of transactions; (2) participate on a joint or a joint-and-several basis in any trading account in securities; (3) sell any securities short; (4) borrow money, securities or other property in any event or for any purpose whatsoever, or issue any security senior to the shares authorized by the Trust Indenture; (5) lend money, securities or other assets of the Trust for any purpose whatsoever, provided, however, that the acquisition of any publicly distributed securities shall not be held or construed to be the making of a loan; (6) mortgage, pledge, hypothecate or encumber in any manner whatsoever any investment securities at any time owned or held by the Trust; (7) underwrite or participate in the underwriting of any securities; (8) purchase shares of other investment companies except in the open market at ordinary broker's commission or pursuant to a plan of merger or consolidation; (9) acquire any security issued by any issuer in which an officer, director or stockholder of such issuer is a Trustee of the Trust or an officer or director of a principal underwriter (as defined in the Investment Company Act of 1940) if after the purchase of such security one or more of the Trustees owns beneficially more than 1/2 of 1% of the capital stock of such issuer and such Trustees together own beneficially more than 5% of the capital stock of such issuer; (10) acquire any security of another issuer if immediately after and as a result of such acquisition the market value of such securities of such other issuer shall exceed 5% of the market value of the total assets of the Trust or the Trust shall own more than 10% of the outstanding voting securities of such issuer (this restriction does not apply to securities issued by the United States or any state, county or municipality thereof; (11) invest more than 25% of the value of its assets in any one industry; (12) engage in the purchase or sale of real estate or commodities; (13) invest in companies for the purpose of exercising control of management; or (14) purchase any securities which are subject to legal or contractual restrictions, i.e., restricted securities which may not be distributed publicly without registration under the Securities Act of 1933.

Babson Money Market Fund will not: (1) invest in equity securities or securities convertible into equities; (2) purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the government of the United States, its agencies or instrumentalities), if as a result, (a) more than 5% of the Fund's total assets (taken at current value) would be invested in the securities of such issuer, or (b) the Fund would hold more than 10% of any class of securities of such issuer (for this purpose, all debts and obligations of an issuer maturing in less than one year are treated as a single class of securities); (3) borrow money in excess of 15% of its total assets taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes; the Fund will not borrow to increase income (leveraging) but only to facilitate redemption requests which might otherwise require untimely dispositions of Portfolio securities; the Fund will repay all borrowings before making additional investments, and interest paid on such borrowings will reduce net income; (4) mortgage, pledge or hypothecate its assets except in an amount up to 15% (10% as long as the Fund's shares are registered for sale in certain states) of the value of its total assets but only to secure borrowings for temporary or emergency purposes; (5) issue senior securities, as defined in the Investment Company Act of 1940, as amended; (6) underwrite securities issued by other persons; (7) purchase or sell real estate, but this shall not prevent investment in obligations secured by real estate; (8) make loans to other persons, except by the purchase of debt obligations which are permitted under its investment policy; (9) purchase securities on margin or sell short; (10) purchase or retain securities of an issuer if to the knowledge of the Fund's management those directors of the Fund, each of whom owns more than 1/2 of 1% of such securities, together own more than 5% of the securities of such issuer; (11) purchase or sell commodities or commodity contracts; (12) write or invest in put, call, straddle or spread options or invest in interests in oil, gas or other mineral exploration or development programs; (13) invest in companies for the purpose of exercising control; (14) invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets; (15) invest more than 5% of the value of its total assets at the time of investment in the securities of any issuer or issuers which have records of less than three years continuous operation, including the operation of any predecessor, but this limitation does not apply to securities issued or guaranteed as to interest and principal by the U.S. government or its agencies or instrumentalities; or (16) purchase any securities which would cause more than 25% of the value of a Portfolio's total net assets at the time of such purchase to be invested in any one industry; provided, however, the Prime Portfolio does not consider assets in certificates of deposit or bankers' acceptances of domestic branches of U.S. banks to be investments in a single industry.

There is no limitation with respect to investments in U.S. Treasury Bills, or other obligations issued or guaranteed by the federal government, its agencies and instrumentalities.


Babson Tax-Free Income Fund will not: (1) invest in equity securities or securities convertible into equities; (2) purchase more than 10% of the outstanding publicly issued debt obligations of any issuer; (3) borrow money except for temporary emergency purposes, and then only in an amount not exceeding 10% of the value of the total assets of the Fund; (4) mortgage, pledge or hypothecate the assets of the Fund to an extent greater than 10% of the value of the net assets of the Fund; (5) issue senior securities, as defined in the Investment Company Act of 1940, as amended; (6) underwrite any issue of securities; (7) purchase or sell real estate, but this shall not prevent investment in municipal bonds secured by real estate; (8) make loans to other persons, except by the purchase of bonds, debentures or similar obligations which are publicly distributed; (9) purchase securities on margin or sell short;
(10) purchase or retain securities of an issuer if to the knowledge of the Fund's management those directors of the Fund, each of whom owns more than 1/2 of 1% of such securities, together own more than 5% of the securities of such issuer; (11) purchase or sell commodities or commodity contracts; (12) invest in put, call, straddle or special options; (13) purchase securities of any issuer (except the U.S. government, its agencies and instrumentalities, and any municipal bond guaranteed by the U.S. government) in the Fund if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; for purposes of this limitation, "issuer" will be based on a determination of the source of assets and revenues committed to meeting interest and principal payments of each security, and a government entity which guarantees the securities issued by another entity is also considered an issuer of that security; (14) invest in companies for the purpose of exercising control; (15) invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets;
(16) invest more than 5% of the value of its total assets at the time of investment in the securities of any issuer or issuers which have records of less than three years continuous operation, including the operation of any predecessor, but this limitation does not apply to securities issued or guaranteed as to interest and principal by the U.S. government or its agencies or instrumentalities.


PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for the Funds are made by Jones & Babson, Inc. pursuant to recommendations by David L. Babson & Co. Inc. and Babson-Stewart Ivory International. Officers of the Funds and Jones & Babson, Inc. are generally responsible for implementing or supervising these decisions, including allocation of portfolio brokerage and principal business and the negotiation of commissions and/or the price of the securities. Portfolio turnover will be no more than is necessary to meet the Funds' investment objectives. Under normal circumstances, it is anticipated that the Funds' portfolio turnover will not exceed 100%.

In instances where securities are purchased on a commission basis, the Funds will seek competitive and reasonable commission rates based on circumstances of the trade involved and to the extent that they do not detract from the quality of the execution. The Funds, in purchasing and selling portfolio securities, will seek the best available combination of execution and overall price (which shall include the cost of the transaction) consistent with the circumstances which exist at the time. The Funds do not intend to solicit competitive bids on each transaction.

The Funds believe it is in its best interest and that of their shareholders to have a stable and continuous relationship with a diverse group of financially strong and technically qualified broker-dealers who will provide quality executions at competitive rates. Broker-dealers meeting these qualifications also will be selected for their demonstrated loyalty to the Funds, when acting on their behalf, as well as for any research or other services provided to the Funds. Substantially all of the equity portfolio transactions (except for the Babson-Stewart Ivory International Fund) are through brokerage firms which are members of the New York Stock Exchange which is typically the most active market in the size of the Fund's transactions and for the types of securities predominant in the Fund's portfolio. Commissions of transactions executed on foreign exchanges are generally on a fixed basis. The Babson-Stewart Ivory International Fund endeavors to obtain the rate of such commission in good faith so as to achieve the most favorable results under the circumstances of each transaction. When buying securities in the over- the-counter market, the Funds will select a broker who maintains a primary market for the security unless it appears that a better combination of price and execution may be obtained elsewhere. The Funds normally will not pay a higher commission rate to broker-dealers providing benefits or services to it than it would pay to broker-dealers who do not provide it such benefits or services. However, the Funds reserve the right to do so within the principles set out in Section 28(e) of the Securities Exchange Act of 1934 when it appears that this would be in the best interests of the shareholders.

No commitment is made to any broker or dealer with regard to placing of orders for the purchase or sale of Fund portfolio securities, and no specific formula is used in placing such business. Allocation is reviewed regularly by both the Board of Directors of the Funds and Jones & Babson, Inc.

Since the Funds do not currently market shares through intermediary brokers or dealers, it is not the Funds' practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, it may place portfolio orders with qualified broker-dealers who recommend the Funds to other clients, or who act as agents in the purchase of the Funds' shares for their clients.

Research services furnished by broker-dealers may be useful to the Fund managers in serving other clients, as well as the Funds. Conversely, the Funds may benefit from research services obtained by the managers from the placement of portfolio brokerage of other clients.

When it appears to be in the best interests of its shareholders, the Funds may join with other clients of the managers in acquiring or disposing of a portfolio holding. Securities acquired or proceeds obtained will be equitably distributed between the Funds and other clients participating in the transaction. In some instances, this investment procedure may affect the price paid or received by the Funds or the size of the position obtained by the Funds.

For the past three fiscal years each year, the total dollar amount of brokerage commissions paid by the Funds were as follows:


Enterprise - $194,880, $92,129* and $264,561 for 2000, 1999 and 1998,
respectively; Enterprise II - $87,374, $64,350* and $95,748; Growth - $664,645,
$488,655 and $208,141; Shadow $31,070, $38,503 and $81,743; Value - $1,223,429,
$866,352* and $1,103,306; Stewart Ivory International - $236,401, $260,815 and
$268,815.

*Denotes seven month figures.

PERFORMANCE MEASURES

The Funds may advertise "average annual total return" over various periods of time. Such total return figures show the average percentage change in value of an investment in the Funds from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Funds' shares and assume that any income dividends and/or capital gains distributions made by the Funds during the period were reinvested in shares of the Funds. Figures will be given for recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well (such as from commencement of the Funds operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, it is important to note that a Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period.

TOTAL RETURN


The Funds' "average annual total return" figures described and shown below are computed according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

      n
P(1+T)   =    ERV

Where:    P    =    a hypothetical initial payment
of $1,000

          T    =    average annual total return

          n    =    number of years

          ERV  =    Ending Redeemable Value of a
                    hypothetical $1,000 payment
                    made at the beginning of the 1,
                    5 or 10 year (or other) periods
                    at the end of the 1, 5 or 10 year
                    (or other) periods (or fractional
                    portions thereof).

From time to time, Babson Bond Trust and Babson Tax-Free Income Fund may quote its yield in advertisements, shareholder reports or other communications to shareholders. Yield is calculated according to the following standardized SEC formula.

Current yield reflects the income per share earned by the Fund's investments.

Current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period.

The SEC standardized yield formula is as follows:

                        6
Yield = 2((((a-b)/cd)+1)  -1)

     Where:

a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements)
c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d = the maximum offering price per share on the last day of the period.

From time to time, the Babson Money Market Fund may quote its yields in advertisements, shareholder reports or other communications to shareholders. Yield information is generally available by calling the Funds toll free 1-800-4-BABSON (1-800-422- 2766), or in the Kansas City area (816) 751-5900. The current annualized yield for the Money Market Fund is computed by: (a) determining the net change in the value of a hypothetical pre-existing account in the Fund having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. In addition, the Fund may calculate a compound effective yield by adding 1 to the base period return (calculated as described above, raising the sum to a power equal to 365/7 and subtracting 1). For the seven-day period ended June 30, 2000, the current annualized yield and compound effective yield of the Money Market Fund was 5.71% and 5.87%. At June 30, 2000, the average maturity of the Money Market Fund was 53 days.

Performance Comparisons. In advertisements or in reports to shareholders, the Funds may compare their performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, they may compare their performance to rankings prepared by Lipper Analytical Services, Inc. (Lipper) or Morningstar, Inc., two widely recognized independent services which monitor the performance of mutual funds. The Funds may compare their performance to the Standard & Poor's 500 Stock Index (S&P 500), an index of unmanaged groups of common stocks, the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the NYSE, the MSCI/EAFE, an index of unmanaged stocks from 20 international markets, the S&P Barra Value, a capitalization weighted index associated with "value" stocks, the S&P Barra Growth, a capitalization weighted index associated with "growth" stocks, the Russell 2000 Index, an index that measures the performance of the smallest 2000 publicly traded companies, the Lehman Brothers Aggregate Bond Index, an index of government, corporate and agency bonds, the Lehman Brothers Intermediate Government Corporate Index, an index of government, agency and corporate notes between 1 and 10 year maturities, or the Consumer Price Index. Performance information, rankings, ratings, published editorial comments and listings as reported in national financial publications such as Kiplinger's Personal Finance Magazine, Business Week, Morningstar Mutual Funds, Investor's Business Daily, Institutional Investor, The Wall Street Journal, Mutual Fund Forecaster, No- Load Investor, Money, Forbes, Fortune and Barron's may also be used in comparing performance of the Fund. Performance comparisons should not be considered as representative of the future performance of any Fund.

Performance rankings, recommendations, published editorial comments and listings reported in Money, Barron's, Kiplinger's Personal Finance Magazine, Financial World, Forbes, U.S. News & World Report, Business Week, The Wall Street Journal, Investors Business Daily, USA Today, Fortune and Stanger's may also be cited (if the Funds are listed in any such publication) or used for comparison, as well as performance listings and rankings from Morningstar Mutual Funds, Personal Finance, Income and Safety, The Mutual Fund Letter, No- Load Fund Investor, United Mutual Fund Selector, No-Load Fund Analyst, No-Load Fund X, Louis Rukeyser's Wall Street newsletter, Donoghue's Money Letter, CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service and Donoghue's Mutual Fund Almanac.

The table below shows the average annual total return for each Fund for the specified periods.


For the one year 7/1/99-6/30/00

Enterprise                     2.84%
Enterprise II                  5.63%
Growth                        20.69%
Shadow Stock                   9.91%
Value                        -15.93%
Stewart Ivory International   22.64%
Bond Trust - L                 3.54%
Bond Trust - S                 3.55%
Tax-Free Income                2.18%
Money Market                   4.97%

For the five years 7/1/95-6/30/00

Enterprise                     9.97%
Enterprise II                 15.11%
Growth                        23.42%
Shadow Stock                  14.13%
Value                         11.71%
Stewart Ivory International   12.06%
Bond Trust - L                 5.40%
Bond Trust - S                 5.52%
Tax-Free Income                4.97%
Money Market                   4.72%

For the ten years 7/1/90-6/30/00

Enterprise                    11.82%
Enterprise II                 13.29%*
Growth                        16.36%
Shadow Stock                  12.60%
Value                         13.02%
Stewart Ivory International    9.34%
Bond Trust - L                 7.22%
Bond Trust - S                 6.82%
Tax-Free Income                6.21%
Money Market                   4.42%


*Inception date 8/5/91.

HOW THE FUND'S SHARES ARE
DISTRIBUTED

Jones & Babson, Inc., as agent of the Funds agrees to supply its best efforts as sole distributor of the Funds' shares and, at its own expense, pay all sales and distribution expenses in connection with their offering other than registration fees and other government charges. Jones & Babson, Inc. is located at BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306.

Jones & Babson, Inc. does not receive any fee or other compensation under the distribution agreement which continues in effect until October 31, 2000, and which will continue automatically for successive annual periods ending each October 31, if continued at least annually by the Funds' Board of Directors, including a majority of those Directors who are not parties to such Agreements or interested persons of any such party. It terminates automatically if assigned by either party or upon 60 days written notice by either party to the other.


Jones & Babson, Inc. also acts as sole distributor of the shares for UMB Scout Equity Index Fund, UMB Scout Regional Fund, UMB Scout Stock Fund, UMB Scout Stock Select Fund, UMB Scout Technology Fund, UMB Scout WorldWide Fund, UMB Scout WorldWide Select Fund, UMB Scout Capital Preservation Fund, UMB Scout Balanced Fund, UMB Scout Bond Fund, UMB Scout Kansas Tax- Exempt Bond Fund, UMB Scout Money Market Fund, UMB Scout Tax-Free Money Market Fund, Buffalo Balanced Fund, Buffalo Equity Fund, Buffalo High Yield Fund, Buffalo USA Global Fund, Buffalo Small Cap Fund, and AFBA Five Star Fund.



PURCHASE AND REDEMPTION SERVICES

We reserve the right to:

Waive or increase the minimum investment requirements with respect to any person or class of persons, which include shareholders of the Funds' special investment programs.

Cancel or change the telephone/Fund web site investment service, the telephone/internet exchange service and the automatic monthly investment plan without prior notice to you where in the best interest of the Funds and theirs investors.

Cancel or change the telephone/Fund web site redemption service at any time without notice.

Begin charging a fee for the telephone investment service or the automatic monthly investment plan and to cancel or change these services upon 15 days written notice to you.

Begin charging a fee for the telephone/Fund web site service and to cancel or change the service upon 60 days written notice to you.

Begin charging a fee for the systematic redemption plan upon 30 days written notice to you.

Waive signature guarantee requirements in certain instances where it appears reasonable to do so and will not unduly affect the interests of other shareholders. We may waive the signature guarantee requirement if you authorize the telephone/Fund web site redemption method at the same time you submit the initial application to purchase shares.

Require signature guarantee if there appears to be a pattern of redemptions designed to avoid the signature guarantee requirement, or if we have other reason to believe that this requirement would be in the best interests of the Funds and their shareholders.

HOW SHARE PURCHASES ARE HANDLED

We will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. We cannot process transaction requests that are not complete and in good order as described in the prospectus. If you use the services of any other broker to purchase or redeem shares of the Funds, that broker may charge you a fee. Each order accepted will be fully invested in whole and fractional shares, unless the purchase of a certain number of whole shares is specified, at the net asset value per share next effective after the order is accepted by the Funds.

Each investment is confirmed by a year-to-date statement which provides the details of the immediate transaction, plus all prior transactions in your account during the current year. This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share, and the aggregate shares owned. A transcript of all activity in your account during the previous year will be furnished each January. By retaining each annual summary and the last year-to-date statement, you have a complete detailed history of your account which provides necessary tax information. A duplicate copy of a past annual statement is available from Jones & Babson, Inc. at its cost, subject to a minimum charge of $5 per account, per year requested.

The shares which you purchase are held by the Funds in open account, thereby relieving you of the responsibility of providing for the safekeeping of a negotiable share certificate. Jones & Babson does not intend to issue new certificated shares for any accounts.

If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Funds arising out of such cancellation. To recover any such loss, the Funds reserve the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

The Funds reserve the right in its sole discretion to withdraw all or any part of the offering made by the prospectus or to reject purchase orders when, in the judgment of management, such withdrawal or rejection is in the best interest of the Funds and their shareholders.

The Funds may accept investments in kind of stocks based on judgments as to whether, in each case, acceptance of stock will allow the Fund to acquire the stock at no more than net cost of acquiring it through normal channels, and whether the stock has restrictions on its sale by the Fund under the Securities Act of 1933. Fund shares purchased in exchange for stock are issued at net asset value.

The Funds reserve the right to refuse to accept orders for Fund shares unless accompanied by payment, except when a responsible person has indemnified the Fund against losses resulting from the failure of investors to make payment. In the event that the Funds sustain a loss as the result of failure by a purchaser to make payment, the Funds underwriter, Jones & Babson, Inc., will cover the loss.

REDEMPTION OF SHARES

We will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. We cannot process transaction requests that are not complete and in good order. We must receive an endorsed share certificate with a signature guarantee, where a certificate has been issued.

The Telephone/Fund Web Site Redemption Service may only be used for non certificated shares held in an open account. We reserve the right to refuse a telephone or Fund web site redemption request. At our option, we may pay such redemption by wire or check. We may reduce or waive the $10 charge for wiring redemption proceeds in connection with certain accounts.

To participate in the Systematic Redemption Plan your dividends and capital gains distributions must be reinvested in additional shares of the Funds.

The right of redemption may be suspended, or the date of payment postponed beyond the normal three- day period under the following conditions authorized by the Investment Company Act of 1940: (1) for any period (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closing, or (b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Funds of securities owned by it is not reasonably practicable, or (b) it is not reasonably practicable for the Funds to determine the fair value of its net assets; or (3) under certain circumstances where certain shareholders are attempting to "time the market" by purchasing and redeeming shares from the Funds on a regular basis; or (4) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.


Babson Money Market Fund may accept drafts (checks) on the form provided by the Fund without the necessity of an accompanying guarantee of signature, and drawn on the registered shareholder account, to redeem sufficient shares in the registered shareholder account and to deposit the proceeds in a special account at UMB Bank, n.a. for transmission through the commercial banking system to the credit of the draft payee. The drafts must be in at least the amount of $500, and may be drawn only against shares held in open account (no certificate outstanding). The Funds and their Manager may refuse to honor drafts where there are insufficient open account shares in the registered account, or where shares to be redeemed which were purchased by check have been held for less than 15 days, and to the specific conditions relating to this privilege as well as the general conditions set out above.


The Funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Funds' net asset value during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Funds may redeem the excess in kind. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "How Share Price is Determined" in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

MANAGEMENT AND
INVESTMENT ADVISER


As a part of the Management Agreement, Jones & Babson, Inc. employs at its own expense David L. Babson & Co. Inc. and for the Babson-Stewart Ivory International Fund, Babson-Stewart Ivory International, as its investment advisers. David L. Babson & Co. Inc. was founded in 1940 as a private investment research and counseling organization. David L. Babson & Co. Inc. serves individual, corporate and other institutional clients. It participates with Jones & Babson in the management of nine Babson no-load mutual funds. Babson-Stewart Ivory International is a partnership formed in 1987, by David L. Babson & Co. of Cambridge, Massachusetts and Stewart Ivory & Company (International) Ltd, is a indirect subsidiary of the Commonwealth Bank of Australia.

The aggregate management fees paid to Jones & Babson, Inc. by the Funds during the three most recent fiscal years ended June 30, 2000, 1999, and 1998 (from which Jones & Babson, Inc. paid all the Funds' expenses except those payable directly by the Funds) were $1,391,765, $990,364* and $2,199,612, respectively for the Enterprise Fund; $774,998, $513,015* and $998,783 for the Enterprise Fund II; $3,815,605, $3,699,538 and $3,251,137 for the Growth Fund; $423,887,
$468,438 and $527,001 for the Shadow Stock Fund; $7,927,419, $7,202,092* and
$5,468,960 for the Value Fund; $837,900, $884,366 and $995,338 for the Stewart
Ivory International Fund; $1,039,152, $691,818* and $1,226,260 for the Bond Trust Portfolio L; $316,619, $215,212* and $370,143 for the Bond Trust Portfolio S (does not include the effect of fee waiver); $430,401, $448,280 and $426,396 for the Money Market Fund; $436,994, $513,722 and $530,401 for the Tax-Free Income Fund. Figures followed by an asterisk (*) denote 7 month figures due to a change in fiscal year end from November 30 to June 30. The annual fee charged by Jones & Babson, Inc. covers all normal operating costs of the Funds. The annual fee charged by Jones & Babson, Inc. is higher than the fees of most other investment advisers whose charges cover only investment advisory services with all remaining operational expenses absorbed directly by the Funds. Yet, it compares favorably with these other advisers when all expenses to Funds shareholders are taken into account.

David L. Babson & Co. Inc. has an experienced investment analysis and research staff which eliminates the need for Jones & Babson, Inc. and the Funds to maintain an extensive duplicate staff, with the consequent increase in the cost of investment advisory service. Jones & Babson, Inc. pays David L. Babson & Co. Inc. a fee of 70/100 of one percent (0.70%) of the first $30 million and 50/100 of one percent (0.50%) of amounts in excess of $30 million of Enterprise Fund's average daily total net assets; 70/100 of one percent (0.70%) of the first $30 million and 50/100 of one percent (0.50%) of amounts in excess of $30 million of Enterprise Fund II's; 30/100 of one percent (0.30%) for the first $100 million, 25/100 of one percent (0.25%) on the next $150 million and 20/100 of one percent (0.20%) for amounts in excess of $250 million of Growth Fund's; 25/100 of one percent (0.25%) of Shadow Stock Fund's; 35/100 of one percent (0.35%) of Value Fund's; 475/1000 of one percent (0.475%) of Stewart Ivory International Fund's; 25/100 of one percent (0.25%) of Bond Trust Portfolio L's; 15/100 of one percent (0.15%) of Bond Trust Portfolio S's (through March 1, 2001); 20/100 of one percent (0.20%) of Money Market Fund; 25/100 of one percent (0.25%) of Tax-Free Income Fund, which is computed daily and paid semimonthly. The cost of the services of David L. Babson & Co. Inc. is included in the services of Jones & Babson, Inc. During the three most recent fiscal years ended June 30, 2000, 1999 and 1998, Jones & Babson, Inc. paid David L. Babson & Co. Inc. fees amounting to $678,776, $486,539* and $1,088,793, respectively for the Enterprise Fund; $371,379, $249,077* and $486,060 for the Enterprise Fund II; $1,155,760,
$1,128,746 and $1,003,328, for the Growth Fund, $189,873, $117,145 and $131,750
for the Shadow Stock Fund; $2,909,143, $2,652,720* and $5,468,960 for the Value Fund; $418,950, $442,183 and $497,669 for the Stewart Ivory International Fund; $272,699, $182,021* and $323,879 for the Bond Trust Portfolio L; $49,848,
$33,198* and $58,443 for the Bond Trust Portfolio S; $101,003, $105,477 and
$100,325 for the Money Market Fund; $111,918, $131,478 and $136,416 for the
Tax-Free Income Fund, related to services provided to the Funds. Figures followed by an asterisk (*) denote seven month figures due to a change in fiscal year end from November 30 to June 30.


Controlling Persons. Certain officers and directors of the Funds are also officers or directors or both of Jones & Babson, Inc., Babson-Stewart Ivory International or David L. Babson & Co. Inc.

Jones & Babson, Inc. is a wholly-owned subsidiary of Business Men's Assurance Company of America which is considered to be a controlling person under the Investment Company Act of 1940. Assicurazioni Generali S.p.A., an insurance organization founded in 1831 based in Trieste, Italy, is considered to be a controlling person and is the ultimate parent of Business Men's Assurance Company of America. Mediobanca is a 5% owner of Generali.

David L. Babson & Co. Inc. is a wholly-owned subsidiary of DLB Acquisition Corporation, an indirect, majority owned subsidiary of Massachusetts Mutual Life Insurance Company headquartered in Springfield, Massachusetts. Massachusetts Mutual Life Insurance Company is an insurance organization founded in 1851 and is considered to be a controlling person of David L. Babson & Co. Inc., under the Investment Company Act of 1940. Babson-Stewart Ivory International is a partnership formed in 1987 by David L. Babson & Co. Inc. and Stewart Ivory & Company Ltd.

OFFICERS AND DIRECTORS

The officers of the Funds manage their day-to-day operations. The Funds' manager and their officers are subject to the supervision and control of the Board of Directors.

The following table lists the officers and directors of the Funds and their ages. Unless noted otherwise, the address of each officer and director is BMA Tower, 700 Karnes Blvd., Kansas City, Missouri 64108- 3306. Except as indicated, each has been an employee of Jones & Babson, Inc. for more than five years.


* Stephen S. Soden, (55), President and Director. President and Director, Jones & Babson, Inc., and of each of the Babson Funds, UMB Scout Funds, Buffalo Funds and the Investors Mark Series Fund, Inc.; President and Trustee, D.L. Babson Bond Trust; Director, AFBA Five Star Fund, Inc.

Francis C. Rood (66), Director. Retired, 73-395 Agave Lane, Palm Desert, California 92260-6653. Formerly Vice President of Finance, Hallmark Cards, Inc.; Director, of each of the Babson Funds, Buffalo Funds and the Investors Mark Series Fund, Inc.; Trustee, D.L. Babson Bond Trust.

William H. Russell (76), Director. Financial Consultant, 645 West 67th Street, Kansas City, Missouri 64113; previously Vice President, Sprint; Director, of each of the Babson Funds, Buffalo Funds and the Investors Mark Series Fund, Inc.; Trustee, D.L. Babson Bond Trust.

H. David Rybolt (58), Director. Consultant, HDR Associates, P.O. Box 2468, Shawnee Mission, Kansas 66201; Director, of each of the Babson Funds, (except the Babson-Stewart Ivory International Fund, Inc.) Buffalo Funds and the Investors Mark Series Fund, Inc.; Trustee, D.L. Babson Bond Trust.

James T. Jensen (71), Director. Chief Executive Officer, Jensen Associates, Inc., 892 Worcester Street, Suite 210, Wellesley, Massachusetts 02482; Director, of Babson-Stewart Ivory International Fund, Inc.

Richard J. Phelps (72), Director. Chairman, Phelps Industries, Inc., 122 Quincy Shore Drive, Quincy, Massachusetts 02171. Trustee, The DLB Fund Group; Director, Superior Pet Products (Aust.) Pty. Ltd. and Superior Pet Products, Ltd. (England); Member, Board of Overseers, Tufts University School of Veterinary Medicine and Dean's Council, Harvard Graduate School of Education; Director, of Babson-Stewart Ivory International Fund, Inc.

P. Bradley Adams (40), Vice President and Treasurer. Vice President and Treasurer, Jones & Babson, Inc., and each of the Babson Funds, UMB Scout Funds and Buffalo Funds; Vice President and Chief Financial Officer, AFBA Five Star Fund, Inc.; Principal Financial Officer, Investors Mark Series Fund, Inc.

Martin A. Cramer (50), Vice President and Secretary. Vice President and Secretary, Jones & Babson, Inc., and of each of the Babson Funds, UMB Scout Funds and Buffalo Funds; Secretary and Assistant Vice President, AFBA Five Star Fund, Inc.; Secretary, Investors Mark Series Fund, Inc.;

Constance E. Martin (39), Vice President. Shareholder Operations Vice President and Director, Jones & Babson, Inc.; Vice President, of each of the Babson Funds, UMB Scout Funds, Buffalo Funds and AFBA Five Star Fund, Inc.

W. Guy Cooke (39), Vice President. Chief Compliance Officer, Jones & Babson, Inc.; Vice President, of each of the Babson Funds, Buffalo Funds and AFBA Five Star Fund, Inc. He joined Jones & Babson in 1998.

Anthony M. Maramarco (51), Vice President- Portfolio. Senior Vice President and Director, David L. Babson & Co. Inc., One Memorial Drive, Cambridge, Massachusetts 02142; Vice President- Babson Value Fund, Inc. and Shadow Stock Fund, Inc.

James B. Gribbell (33), Vice President-Portfolio. Vice President, David L. Babson & Co. Inc., One Memorial Drive, Cambridge, Massachusetts 02142; Vice President-Babson Growth Fund, Inc.

Lance F. James (46), Vice President-Portfolio. Executive Vice President and Director, David L. Babson & Co. Inc., One Memorial Drive, Cambridge, Massachusetts 02142; Vice President-Babson Enterprise Fund, Inc. and Babson Enterprise Fund II, Inc.


Remuneration of Officers, Directors and Trustees. None of the officers, directors or Trustees will be remunerated by the Funds for their normal duties and services. Their compensation and expenses arising out of normal operations will be paid by Jones & Babson, Inc. under the provisions of the Management Agreement.

Messrs. Rood, Russell, Rybolt, Jensen and Phelps have no financial interest in, nor are they affiliated with either Jones & Babson, Inc. or David L. Babson & Co. Inc. The Audit Committee of the Board of Directors for Babson-Stewart Ivory International Fund, Inc. is composed of Messrs. Jensen, Phelps, Rood and Russell. The Audit Committee of the Board of Directors for the other Babson Funds is composed of Messrs. Rood, Russell and Rybolt.

The officers, directors and trustees of the Funds as a group own less than 1% of the Fund. To the best information available to the Manager, there are no "Controlling Persons", shareholders that constitute 5% of the Funds.

                              COMPENSATION TABLE

                                                                  Total
                                  Pension or        Estimated     Compensation
                    Aggregate     Retirment         Annual        From
                    Compensation  Benefits Accrued  Benefits      All Babson
Name of             From          As Part of Fund   Upon          Funds Paid to
Director            the Fund      Expenses          Retirement    Directors**
------------------  ------------  ----------------  ------------  -------------

Stephen S. Soden*   --                 -                 -                -
Francis C. Rood     $625               -                 -            $ 7,500
William H. Russell  $625               -                 -            $ 7,500
H. David Rybolt     $625               -                 -            $ 7,125
James T. Jensen     $500               -                 -            $ 3,500
Richard J. Phelps   $500               -                 -            $ 3,500

* As an "interested director," Mr. Soden received no compensation for his services as a director.

** The amounts reported in this column reflect the total compensation paid to Messrs. Jensen and Phelps for services as directors of Babson-Stewart Ivory International Fund, Inc. Mr. Rybolt for services as director or trustee of eight Babson Funds and to Messrs. Rood and Russell for services as directors or trustees of nine Babson Funds during the fiscal year ended June 30, 2000. Directors' fees are paid by the Funds' manager and not by the Funds themselves.


CODE OF ETHICS

The Funds, its investment adviser, sub-adviser and principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under each codes of ethics, persons who are designated as access persons may engage in personal securities transactions, including transactions involving securities that may be purchased or sold by any Fund, subject to certain restrictions and procedures. Each code of ethics also contains certain reporting requirements and securities trading clearance procedures. The codes of ethics are on file with the Securities and Exchange Commission.

HOLIDAYS

The net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m. (Eastern Time) except: days when the Funds are not open for business; days on which changes in the value of portfolio securities will not materially affect the net asset value; days during which no purchase or redemption order is received by the Funds; and customary holidays.

The Funds do not compute their net asset value on the following customary holidays:

New Year's Day      January 1
Martin Luther King  Third Monday King, Jr. in January
Presidents' Holiday Third Monday in February
Good Friday         Friday before Easter
Memorial Day        Last Monday in May
Independence Day    July 4
Labor Day           First Monday in September
Thanksgiving Day    Fourth Thursday in November
Christmas Day  December 25

DIVIDENDS, DISTRIBUTIONS AND THEIR
TAXATION


Distributions of net investment income. In general, the Funds receive income in the form of dividends or interest on their investments. This income, less expenses incurred in the operation of a Fund, constitutes a Fund's net investment income from which dividends may be paid to investors. Any distributions by a Fund from such income will be taxable to investors as ordinary income, whether the investors take them in cash or in additional shares.

By meeting certain requirements of the Internal Revenue Code, the Tax-Free Income Fund has qualified and continues to qualify to pay exempt- interest dividends. These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are distributed. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they also will be exempt from such state's personal income taxes. A state generally does not grant tax-free treatment to interest on state and municipal securities of other states.

The Tax-Free Income Fund may earn taxable income on any temporary investments, on the discount from stripped obligations or their coupons, on income from securities loans or other taxable transactions, or on ordinary income derived from the sale of market discount bonds. Any Fund distributions from such income will be taxable as ordinary income, whether received by investors in cash or in additional shares.

The Money Market Fund and Portfolios S and L of the Bond Trust declare dividends for each day that their net asset value is calculated. These dividends will equal all of the daily net income payable to shareholders of record as of the close of business the preceding day. The daily net income includes accrued interest and any original issue or acquisition discount, plus or minus any gain or loss on the sale of portfolio securities and changes in unrealized appreciation or depreciation in portfolio securities (to the extent required to maintain a constant net asset value per share), less the estimated expenses of the Funds.

Distributions of capital gains. In general, the Funds may derive capital gains and losses in connection with sales or other dispositions of their portfolio securities. Distributions from net short- term capital gains will be taxable as ordinary income. Distributions from net long-term capital gains will be taxable as long-term capital gain, regardless of how long the Fund shares have been held. Any net capital gains realized by a Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the Fund. Because the Money Market Fund is a money market fund, it does do not anticipate realizing any long-term capital gains.

Effect of foreign investments on distributions. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by a Fund for tax purposes. Similarly, foreign exchange losses realized by a Fund on the sale of debt securities are generally treated as ordinary losses by the Fund for tax purposes. These gains when distributed will be taxable as ordinary dividends, and any losses will reduce a Fund's ordinary income otherwise available for distribution. This treatment could increase or reduce a Fund's ordinary income distributions, and may cause some or all of a Fund's previously distributed income to be classified as a return of capital.

The Funds may be subject to foreign withholding taxes on income from certain of their foreign securities. If more than 50% of a Fund's total assets at the end of the fiscal year are invested in securities of foreign corporations, the Fund may elect to pass-through each investor's pro rata share of foreign taxes paid by the Fund. If this election is made, the year-end statement investors receive from the Fund will show more taxable income than was actually distributed. However, investors will be entitled to either deduct their share of such taxes in computing their taxable income or (subject to limitations) claim a foreign tax credit for such taxes against their U.S. federal income tax. The Fund will provide investors with the information necessary to complete their individual income tax returns if it makes this election.

Information on the tax character of distributions. The Funds will inform you of the amount of your ordinary income dividends and capital gains distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Election to be taxed as a regulated investment company. Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code, has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. As regulated investment companies, the Funds generally pay no federal income tax on the income and gains they distribute to you. The board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, a Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of such Fund's earnings and profits.

Excise tax distribution requirements. To avoid federal excise taxes, the Internal Revenue Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these amounts in December (or in January that are treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund shares. Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange your Fund shares for shares of a different Babson Fund, the IRS will require that you report a gain or loss on your redemption or exchange. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long- term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in such Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

As to the Tax-Free Income Fund, any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends distributed to investors with respect to his or her Fund shares and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the investor by the Fund on those shares.

As to the Money Market Fund, because the Fund seeks to maintain a constant $1.00 per share net asset value, investors should not expect to realize a capital gain or loss upon redemption or exchange of Fund shares.

U.S. government obligations. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends-received deduction for corporations. If you are a corporate shareholder, you should note that dividends paid by the following Funds for the most recent fiscal year qualified for the dividends- received deduction as set forth below:

     Enterprise Fund      99%

     Enterprise Fund II  100%

     Growth Fund         100%

     Shadow Stock Fund   100%

     Value Fund          100%

In some circumstances, you will be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by such Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

Because the Stewart Ivory International Fund's income is derived primarily from investments in foreign rather than domestic U.S securities, no portion of its distributions will generally be eligible for the dividends-received deduction.

Because the Money Market Fund, the Tax-Free Income Fund and the Bond Trust's (Portfolios S and L) income consists of interest rather than dividends, no portion of their distributions will generally be eligible for the dividends-received deduction. None of the dividends paid by the Funds for the most recent calendar year qualified for such deduction, and it is anticipated that none of the current year's dividends will so qualify.

Investment in complex securities. The Funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses, and, in limited cases, subject a Fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by a Fund.


GENERAL INFORMATION AND HISTORY

The Babson Bond Trust was organized in Kansas City, Missouri, as a common law trust under an Agreement and Declaration of Trust dated November 2, 1944, which was amended and restated on February 24, 1989. It originally was known as Mutual Trust. When it came under the management of Jones & Babson, Inc., its name was changed to Babson (D.L.) Income Trust. On February 14, 1984, shareholders changed its name to D.L. Babson Bond Trust. On March 31, 1988, the issued and outstanding shares of beneficial interest of the Trust were redesignated as "Portfolio L" (longer term) and a second class or series of shares known as "Portfolio S" (shorter term) was created. Each full and fractional share, when issued and outstanding, has: (1) equal voting rights with respect to matters which affect the Trust in general and with respect to matters relating solely to the interests of the Portfolio for which issued, and (2) equal dividend, distribution and redemption rights to the assets of the Portfolio for which issued and to general assets, if any, of the Trust which are not specifically allocated to either Portfolio. Shares when issued are fully paid and non-assessable. Except for the priority of each share in the assets of its Portfolio, the Trust will not issue any class of securities senior to any other class. The initial par value of the shares was $1.00 each. On September 30, 1955, this was changed to $0.25 each, and three additional shares at that time were issued for each share then outstanding. Shareholders do not have pre-emptive or conversion rights.


The other Babson Funds were incorporated in Maryland as follows: The Enterprise Fund on July 5, 1983, has a present authorized capitalization of 20,000,000 shares of $1 par value common stock; the Enterprise Fund II on February 5, 1991, has a present authorized capitalization of 10,000,000 shares of $1 par value common stock; the Growth Fund, originally incorporated in Delaware in 1959 and was merged into a Maryland corporation in 1978, has a present authorized capitalization of 100,000,000 shares of $1 par value common stock; the Shadow Stock Fund on June 3, 1987, has a present authorized capitalization of 10,000,000 shares of $1 par value common stock; the Value Fund on July 24, 1984, has a present authorized capitalization of 50,000,000 shares of $1 par value common stock; the Stewart Ivory International Fund on October 2, 1987, has a present authorized capitalization of 10,000,000 shares of $1 par value common stock; the Money Market Fund on October 19, 1979, has a present authorized capitalization of 2,000,000,000 shares of $.01 par value common stock to be issued in two separate classes; and the Tax-Free Income Fund on August 22, 1979, has a present authorized capitalization of 200,000,000 shares of $.10 par value common stock to be issued in three separate classes. All shares are of the same class unless otherwise stated and with like rights and privileges. Each full and fractional share, when issued and outstanding, has: (1) equal voting rights with respect to matters which affect the Fund, and (2) equal dividend, distribution and redemption rights to the assets of the Fund. Shares when issued are fully paid and non-assessable. The Funds may create other series of stock but will not issue any senior securities. Shareholders do not have pre-emptive or conversion rights.

Non-cumulative voting -- The Funds' shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors, if they choose to do so, and in such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any directors.

The Funds may not, at their discretion, hold annual meetings of shareholders for the following purposes unless required to do so: (1) election of directors; (2) approval of continuance of any investment advisory agreement; (3) ratification of the selection of independent auditors; and (4) approval of a distribution plan. As a result, the Funds do not intend to hold annual meetings.

The Funds will not hold annual meetings except as required by the Investment Company Act of 1940 and other applicable laws. A special meeting of shareholders of the Funds must be held if the Fund receives the written request for a meeting from the shareholders entitled to cast at least 25% of all the votes entitled to be cast at the meeting. The Funds have undertaken that their Directors will call a meeting of shareholders if such a meeting is requested in writing by the holders of not less than 10% of the outstanding shares of each Fund. To the extent required by the undertaking, the Funds will assist shareholder communications in such matters.

The Funds may use the name "Babson" in their names so long as Jones & Babson, Inc. continues as manager and David L. Babson & Co. Inc. as its investment adviser. Complete details with respect to the use of the name are set out in the Management Agreement between the Funds and Jones & Babson, Inc.

Shadow Stock Fund has an exclusive and perpetual license to use the name "Shadow Stock" in its name so long as Analytic Systems, Inc. or an affiliate thereof or of James B. Cloonan, acts as its Investment Adviser. Complete details with respect to the use of the name are set out in the Management Agreement between the Fund and Jones & Babson, Inc.

CUSTODIAN

Except for the Babson-Stewart Ivory International Fund, Inc., the Funds' assets are held for safekeeping by an independent custodian, UMB Bank, n.a. This means the bank, rather than the Funds, has possession of the Funds' cash and securities. The custodian bank is not responsible for the Funds' investment management or administration. But, as directed by the Funds' officers, it delivers cash to those who have sold securities to the Funds in return for such securities, and to those who have purchased portfolio securities from the Funds, it delivers such securities in return for their cash purchase price. It also collects income directly from issuers of securities owned by the Funds and holds this for payment to shareholders after deduction of the Funds' expenses. The custodian is compensated for its services by the manager. There is no separate charge to the Funds.

The Babson-Stewart Ivory International Fund's assets are held for safekeeping by an independent custodian, State Street Bank and Trust Company of Boston, Massachusetts and foreign subcustodians as discussed below. This means State Street Bank and Trust Company, rather than the Fund, has possession of the Fund's cash and securities. State Street Bank and Trust Company is not responsible for the Fund's investment management or administration. But, as directed by the Fund's officers, it delivers cash to those who have sold securities to the Fund in return for such securities, and to those who have purchased portfolio securities from the Fund, it delivers such securities in return for their cash purchase price. It also collects income directly from issuers of securities owned by the Fund and holds this for payment to shareholders after deduction of the Fund's expenses. The custodian is compensated for its services by the Fund.

Pursuant to rules adopted under the 1940 Act, the Fund may maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is made by the Board of Directors following a consideration of a number of factors, including (but not limited to) the eligibility and financial stability of the institution; the ability of the institution to perform capably custodial services for the Fund; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and further risks of potential nationalization or expropriation of Fund assets.

TRANSFER AGENT

Jones & Babson, Inc. also serves as transfer agent to the Funds.

INDEPENDENT AUDITORS

The Funds' financial statements are audited annually by independent auditors approved by the directors each year, and in years in which an annual meeting is held the directors may submit their selection of independent auditors to the shareholders for ratification. Ernst & Young LLP, One Kansas City Place, 1200 Main Street, Suite 2000, Kansas City, Missouri 64105, serves as the Funds' independent auditor.

OTHER JONES & BABSON FUNDS

Jones & Babson also sponsors and manages the Buffalo Group of Mutual Funds. They are:

BUFFALO BALANCED FUND was organized in 1994, with the objective of long-term capital growth and high current income through investing in common stocks and secondarily by investing in convertible bonds, preferred stocks and convertible preferred stocks.

BUFFALO EQUITY FUND was organized in 1994, with the objective of long-term capital appreciation to be achieved primarily by investment in common stocks. Realization of dividend income is a secondary consideration.

BUFFALO HIGH YIELD FUND was organized in 1994, with the objective of a high level of current income and secondarily, capital growth by investing primarily in high-yielding fixed income securities.

BUFFALO USA GLOBAL FUND was organized in 1994, with the objective of capital growth by investing in common stocks of companies based in the United States that receive greater than 40% of their revenues or pre-tax income from international operations.

BUFFALO SMALL CAP FUND was organized in 1998, with the objective of long-term capital growth by investment in equity securities of small companies.

A prospectus for any of the Funds may be obtained from Jones & Babson, Inc., BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306.

Jones & Babson, Inc. also sponsors thirteen mutual funds which especially seek to provide services to customers of affiliate banks of UMB Financial Corporation. They are: UMB Scout Equity Index Fund, UMB Scout Regional Fund, UMB Scout Stock Fund, UMB Scout Stock Select Fund, UMB Scout Technology Fund, UMB Scout WorldWide Fund, UMB Scout WorldWide Select Fund, UMB Scout Capital Preservation Fund, UMB Scout Balanced Fund, UMB Scout Bond Fund, UMB Scout Kansas Tax-Exempt Bond Fund, UMB Scout Money Market Fund and UMB Scout Tax-Free Money Market Fund.

Jones & Babson, Inc., also sponsors the AFBA Five Star Fund.

DESCRIPTION OF STOCK RATINGS

Standard & Poor's Earnings and Dividend Rankings for Common Stocks (S&P) - Growth and stability of earnings and dividends are deemed key elements in establishing Standard & Poor's earnings and dividend rankings for common stocks. Basic scores are computed for earnings and dividends, then adjusted by a set of predetermined modifiers for growth, stability within long-term trend, and cyclically. Adjusted scores for earnings and dividends are then combined to yield a final score. The final score is measured against a scoring matrix determined by an analysis of the scores of a large and representative sample of stocks. The rankings are:

A+        Highest
A         High
A-        Above Average
B+        Average
B         Below Average
B-        Lower
C         Lowest
D         In Reorganization

Value Line Ratings of Financial Strength - The financial strength of each of the companies reviewed by Value Line is rated relative to all the others. The ratings are:

A++  The very highest relative financial
     strength.
A+   Excellent financial position relative to
     other companies.
A    High grade relative financial strength.
B++  Superior financial health on a relative
     basis.
B+   Very good relative financial structure.
B    Good overall relative financial structure.
C++  Satisfactory finances relative to other
     companies.
C+   Below-average relative financial position.
C Poorest financial strength relative to other major companies.

The ratings are based upon computer analysis of a number of key variables that determine: (a) financial leverage, (b) business risk and (c) company size plus the judgment of their analysts and senior editors regarding factors that cannot be quantified across-the-board for all stocks. The primary variables that are indexed and studied include equity coverage of debt, equity coverage of intangibles, "quick ratio" accounting methods, variability of return, quality of fixed charge coverage, stock price stability and company size.

MUNICIPAL SECURITIES DESCRIBED
AND RATINGS

In evaluating investment suitability, each investor must relate the characteristics of a particular investment under consideration to personal financial circumstances and goals.

Municipal securities include bonds and other debt obligations issued by or on behalf of states, territories and possessions of the United States of America and the District of Columbia including their political subdivisions or their duly constituted authorities, agencies and instrumentalities, the interest on which is exempt from federal income tax.

Municipal securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, waterworks and sewer systems. Municipal securities also may be issued in connection with the refunding of outstanding obligations and obtaining funds to lend to other public institutions and facilities or for general operating expenses.

The two principal classifications of municipal bonds are "general obligation" and "revenue". General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities, or in some cases, from the proceeds of a special excise tax or other specific revenue source.

The Fund may invest in industrial development bonds, the interest from which is exempt from federal income tax. Under certain circumstances, "substantial users" of the facilities financed with such obligations, or persons related to "substantial users" of the facilities financed with such obligations, or persons related to "substantial users," may be required to pay federal income tax on this otherwise exempted interest. Such persons should consult the Internal Revenue Code and their financial adviser to determine whether or not the Fund is an appropriate investment for them.

There are a variety of hybrid and special types of municipal obligations, as well as numerous differences in the security of municipal bonds, both within and between the two principal classifications of general obligation and revenue.

Municipal notes include tax, revenue and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes. Also included in this category are Construction Loan Notes, Short-Term Discount Notes and Project Notes issued by a state or local housing agency but secured by the full faith and credit of the United States.

Yields on municipal securities depend on a variety of factors, such as the size of a particular offering, the maturity and the rating of the obligation, economic and monetary conditions, and conditions of the municipal securities market, including the volume of municipal securities available. Market values of municipal securities will vary according to the relation of their yields available. Consequently, the net asset value of the Fund and its shares can be expected to change as the level of interest rates fluctuates.

Municipal obligations, like all other debt obligations, carry a risk of default. Through careful selection and supervision, and concentration in the higher-quality investment grade issues, management intends to reduce this risk.

Prices of outstanding municipal securities will fluctuate with changes in the interest rates on new issues. Thus, the price of the Fund's shares will tend to increase as the rates on new issues decline, and decrease whenever the current rate is rising. Management will seek to minimize such share price fluctuation to the extent this can be achieved without detracting from the Fund's primary objective of the highest quality and maturity characteristics of the Fund.

Municipal securities are not traded as actively as other securities. Even though municipal securities will be redeemed at face value upon maturity, from time to time, when there has been no active trading in a particular Fund holding, its interim pricing for the purpose of the daily valuation of the Fund shares may have to be based on other sources of information and methods deemed fair and reasonable by the Board of Directors. One principal method which is commonly used by Funds and other investors who own municipal securities is called matrix pricing.

From time to time, proposals have been introduced in Congress to restrict or eliminate the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. If such a proposal was enacted, the availability of municipal securities for investment by the Fund would be adversely affected. In such event, the Fund would reevaluate its investment objective and policies and submit possible changes in the structure of the Fund for the consideration of the shareholders.

RATINGS OF MUNICIPAL AND TAXABLE
SECURITIES

The ratings of bonds by Moody's and Standard and Poor's Corporation represent their opinions of quality of the municipal bonds they undertake to rate. These ratings are general and are not absolute standards. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon with different ratings may have the same yield.

Both Moody's and S&P's Municipal Bond Ratings cover obligations of states and political subdivisions. Ratings are assigned to general obligation and revenue bonds. General obligation bonds are usually secured by all resources available to the municipality and the factors outlined in the rating definitions below are weighted in determining the rating. Because revenue bonds in general are payable form specifically pledged revenues, the essential element in the security for a revenue bond is the quantity and quality of the pledged revenues available to pay debt service.

S&P'S BOND RATINGS

AAA Prime - These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

General Obligation Bonds - In a period of economic stress, the issuers will suffer the smallest declines in income and will be susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds - Debt service coverage has been, and is expected to remain, substantial. Stability of the pledged revenues is also exceptionally strong, due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds, debt service, reserve requirements) are rigorous. There is evidence of superior management.

AA - High Grade - The investment characteristics of general obligation and revenue bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated "AA" have the second strongest capacity for payment of debt service.

A - Good Grade - Principal and interest payments on bonds in this category are regarded as safe. This rating describes the third strongest capacity for payment of debt service. It differs from the two higher ratings because:

General Obligation Bonds - There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

Revenue Bonds - Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appears adequate.

BBB Adequate Grade - These are obligations regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

MOODY'S RATINGS OF BONDS

Aaa - Bonds which are rated Aaa are judged to be the best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large, or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Adequate Grade - These are obligations regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

MOODY'S RATINGS
OF MUNICIPAL NOTES

MIG 1: The best quality, enjoying strong protection from established cash flow of funds for their servicing or from established and broad based access to the market for refinancing, or both.

MIG 2: High quality with margins of protection ample, although not so large as in the preceding group.

MIG 3: Favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

DESCRIPTION OF COMMERCIAL
PAPER RATINGS

Moody's . . . Moody's commercial paper rating is an opinion of the ability of an issuer to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's has one rating - prime. Every such prime rating means Moody's believes that the commercial paper note will be redeemed as agreed. Within this single rating category are the following classifications:

Prime - 1 Highest Quality
Prime - 2 Higher Quality
Prime - 3 High Quality

The criteria used by Moody's for rating a commercial paper issuer under this graded system include, but are not limited to the following factors:

(1) evaluation of the management of the issuer;

(2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks which may be inherent in certain areas;

(3) evaluation of the issuer's products in relation to competition and customer acceptance;

(4) liquidity;

(5) amount and quality of long-term debt;

(6) trend of earnings over a period of ten years;

(7) financial strength of a parent company and relationships which exist with the issuer; and

(8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

S&P . . . Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 270 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

"A" Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

"A-1" This designation indicates that the degree of safety regarding timely payment is very strong.

"A-2" Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming.

"A-3" Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

"B" Issues rated "B" are regarded as having only an adequate capacity for timely payment. Furthermore, such capacity may be damaged by changing conditions or short-term adversities.

"C" This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

"D" This rating indicates that the issuer is either in default or is expected to be in default upon maturity.

FINANCIAL STATEMENTS

The audited financial statements of the Funds which are contained in the June 30, 2000, Annual Report to Shareholders are incorporated herein by reference.

BABSON FUND GROUP
PART C
OTHER INFORMATION

ITEM 23.  EXHIBITS:

                       (a)  Articles of Incorporation

                            (1)  David L. Babson Growth Fund, Inc.

                                 (A)  Articles of Incorporation of the
                                      Registrant as filed in Maryland on
                                      August 17, 1978.
                                      Previously filed with Post-Effective
                                      Amendment No. 77 to the Registration
                                      Statment on Form N-1A on
                                      August 30, 1999.

                                 (B)  Articles of Amendment and
                                      Restatement of the Registrant
                                      as filed in Maryland on
                                      October 3, 1978.
                                      Previously filed with Post-Effective
                                      Amendment No. 77 to the Registration
                                      Statment on Form N-1A on
                                      August 30, 1999.

                                 (C)  Articles of Merger of the Registrant
                                      as filed in Maryland on
                                      October 31, 1978.
                                      Previously filed with Post-Effective
                                      Amendment No. 77 to the Registration
                                      Statment on Form N-1A on
                                      August 30, 1999.

                                 (D)  Articles of Amendment of the Registrant
                                      as filed in Maryland on
                                      October 3, 1983.
                                      Previously filed with Post-Effective
                                      Amendment No. 77 to the Registration
                                      Statment on Form N-1A on
                                      August 30, 1999.

                            (2)  D. L. Babson Money Market Fund, Inc.

                                 (A)  Articles of Incorporation of the
                                      Registrant as filed in Maryland on
                                      October 19, 1979.
                                      Previously filed with Post-Effective
                                      Amendment No. 27 to the Registration
                                      Statment on Form N-1A on
                                      August 30, 1999.

                                 (B)  Articles of Amendment of the
                                      Registrant as filed in Maryland on
                                      April 15, 1982.
                                      Previously filed with Post-Effective
                                      Amendment No. 27 to the Registration
                                      Statment on Form N-1A on
                                      August 30, 1999.

                                 (C)  Articles Supplementary of the
                                      Registrant as filed in Maryland on
                                      April 22, 1982.
                                      Previously filed with Post-Effective
                                      Amendment No. 27 to the Registration
                                      Statment on Form N-1A on
                                      August 30, 1999.

                            (3)  D. L. Babson Tax-Free Income Fund, Inc.

                                 (A)  Articles of Incorporation of the
                                      Registrant as filed in Maryland on
                                      August 22, 1979.
                                      Previously filed with Post-Effective
                                      Amendment No. 27 to the Registration
                                      Statment on Form N-1A on
                                      August 30, 1999.

                                 (B)  Articles of Amendment of the
                                      Registrant as filed in Maryland on
                                      November 30, 1979.
                                      Previously filed with Post-Effective
                                      Amendment No. 27 to the Registration
                                      Statment on Form N-1A on
                                      August 30, 1999.

                                 (C)  Articles of Amendment of the
                                      Registrant as filed in Maryland on
                                      January 2, 1981.
                                      Previously filed with Post-Effective
                                      Amendment No. 27 to the Registration
                                      Statment on Form N-1A on
                                      August 30, 1999.

                            (4)  Babson-Stewart Ivory International Fund, Inc.

                                 (A)  Articles of Incorporation of the
                                      Registrant as filed in Maryland on
                                      October 2, 1987.
                                      Previously filed with Post-Effective
                                      Amendment No. 17 to the Registration
                                      Statment on Form N-1A on
                                      August 30, 1999.

                                 (B)  Articles of Amendment of the
                                      Registrant as filed in Maryland on
                                      December 10, 1987.
                                      Previously filed with Post-Effective
                                      Amendment No. 17 to the Registration
                                      Statment on Form N-1A on
                                      August 30, 1999.

                            (5)  Shadow Stock Fund, Inc.

                                 (A)  Articles of Incorporation of the
                                      Registrant as filed in Maryland on
                                      June 3, 1987.
                                      Previously filed with Post-Effective
                                      Amendment No. 17 to the Registration
                                      Statment on Form N-1A on
                                      August 30, 1999.

                            (6)  Babson Enterprise Fund, Inc.

                                 (A)  Articles of Incorporation of the
                                      Registrant as filed in Maryland on
                                      July 5, 1983.  Previously filed with
                                      Post-Effective Amendment No. 19 to
                                      the Registration Statement on
                                      Form N-1A on Janaury 22, 1999.

                                 (B)  Articles Supplementary of the
                                      Registrant as filed in Maryland on
                                      October 14, 1983.  Previously filed with
                                      Post-Effective Amendment No. 19 to
                                      the Registration Statement on
                                      Form N-1A on Janaury 22, 1999.

                                 (C)  Articles Supplementary of the
                                      Registrant as filed in Maryland on
                                      April 24, 1991.  Previosly filed with
                                      Post-Effective Amendment No. 19 to
                                      the Registration Statement on
                                      Form N-1A on Janaury 22, 1999.

                            (7)  Babson Enterprise II Fund, Inc.

                                 (1)  Articles of Incorporation of the
                                      Registrant as filed in Maryland on
                                      January 30, 1991.  Previously filed with
                                      Post-Effective Amendment No. 10 to
                                      the Registration Statement on
                                      Form N-1A on Janaury 22, 1999.

                                 (2)  Articles Supplementary of the
                                      Registrant as filed in Maryland on
                                      April 18, 1991.  Previously filed with
                                      Post-Effective Amendment No. 10 to
                                      the Registration Statement on
                                      Form N-1A on Janaury 22, 1999.

                            (8)  Babson Value Fund, Inc.

                                 (A)  Articles of Incorporation of the
                                      Registrant as filed in Maryland on
                                      July 24, 1984.  Previously filed with
                                      Post-Effective Amendment No. 17 to
                                      the Registration Statement on
                                      Form N-1A on Janaury 22, 1999.

                                 (B)  Articles Supplementary of the
                                      Registrant as filed in Maryland on
                                      September 25, 1984. Previously filed with
                                      Post-Effective Amendment No. 17 to
                                      the Registration Statement on
                                      Form N-1A on Janaury 22, 1999.

                                 (C)  Articles Supplementary of the
                                      Registrant as filed in Maryland on
                                      February 9, 1996.  Previously filed with
                                      Post-Effective Amendment No. 17 to
                                      the Registration Statement on
                                      Form N-1A on Janaury 22, 1999.

                                 (D)  Articles Supplementary of the
                                      Registrant as filed in Maryland on
                                      October 30, 1996.  Previously filed with
                                      Post-Effective Amendment No. 17 to
                                      the Registration Statement on
                                      Form N-1A on Janaury 22, 1999.

                            (9)  D. L. Babson Bond Trust
                                 (A)  Amended and Restated Agreement
                                      and Declaration of Trust of the
                                      Registrant dated March 31, 1988.
                                      Previously filed with
                                      Post-Effective Amendment No. 99 to
                                      the Registration Statement on
                                      Form N-1A on Janaury 22, 1999.

                                 (B)  Provisions of Supplementary Agreement
                                      and Declaration of Trust of the
                                      Registrant dated March 31, 1988.
                                      Previously filed with
                                      Post-Effective Amendment No. 99 to
                                      the Registration Statement on
                                      Form N-1A on Janaury 22, 1999.

                       (b)  By-laws

                            (1)  David L. Babson Growth Fund, Inc.
                                 By-laws for the Registrant.
                                 Previously filed with Post-Effective
                                 Amendment No. 77 to the Registration
                                 Statment on Form N-1A on August 30, 1999.

                            (2)  D. L. Babson Money Market Fund, Inc.
                                 By-laws for the Registrant.
                                 Previously filed with Post-Effective
                                 Amendment No. 27 to the Registration
                                 Statment on Form N-1A on August 30, 1999.

                            (3)  D. L. Babson Tax-Free Income Fund, Inc.
                                 By-laws for the Registrant.
                                 Previously filed with Post-Effective
                                 Amendment No. 27 to the Registration
                                 Statment on Form N-1A on August 30, 1999.

                            (4) Babson-Stewart Ivory International Fund, Inc. By-laws for the Registrant.
                                 Previously filed with Post-Effective
                                 Amendment No. 17 to the Registration
                                 Statment on Form N-1A on August 30, 1999.

                            (5)  Shadow Stock Fund, Inc.
                                 By-laws for the Registrant.
                                 Previously filed with Post-Effective
                                 Amendment No. 17 to the Registration
                                 Statment on Form N-1A on August 30, 1999.

                            (6)  Babson Enterprise Fund, Inc.
                                 By-laws for the Registrant
                                 Previously filed with Post-Effective
                                 Amendment No. 19 to Registration
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                            (7)  Babson Enterprise II Fund, Inc.
                                 By-laws for the Registrant
                                 Previously filed with Post-Effective
                                 Amendment No. 10 to Registration
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                            (8)  Babson Value Fund, Inc.
                                 By-laws for the Registrant
                                 Previously filed with Post-Effective
                                 Amendment No. 17 to Registration
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                            (9)  D. L. Babson Bond Trust
                                 By-laws for the Registrant
                                 Previously filed with Post-Effective
                                 Amendment No. 99 to Registration
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                       (c)  Instrument Defining Rights of Security Holders

                            Not Applicable

                       (d)  Investment Advisory Contracts

                            (1)  David L. Babson Growth Fund, Inc.

                                 (A)  Investment Management Agreement between
                                      Registrant and Jones &  Babson, Inc.
                                      dated June 30, 1995.
                                      Previously filed with Post-Effective
                                      Amendment No. 77 to the Registration
                                      Statment on Form N-1A on August 30, 1999.

                                 (B)  Investment Counsel Agreement between
                                      Jones & Babson, Inc. and
                                      David L. Babson & Co., Inc.
                                      dated June 30, 1995.
                                      Previously filed with Post-Effective
                                      Amendment No. 77 to the Registration
                                      Statment on Form N-1A on August 30, 1999.

                            (2)  D. L. Babson Money Market Fund, Inc.

                                 (A)  Investment Management Agreement between
                                      Registrant and Jones &  Babson, Inc.
                                      dated June 30, 1995.
                                      Previously filed with Post-Effective
                                      Amendment No. 27 to the Registration
                                      Statment on Form N-1A on August 30, 1999.

                                 (B)  Investment Counsel Agreement between
                                      Jones & Babson, Inc. and
                                      David L. Babson & Co., Inc.
                                      dated June 30, 1995.
                                      Previously filed with Post-Effective
                                      Amendment No. 27 to the Registration
                                      Statment on Form N-1A on August 30, 1999.

                            (3)  D. L. Babson Tax-Free Income Fund, Inc.

                                 (A)  Investment Management Agreement between
                                      Registrant and Jones &  Babson, Inc.
                                      dated June 30, 1995.
                                      Previously filed with Post-Effective
                                      Amendment No. 27 to the Registration
                                      Statment on Form N-1A on August 30, 1999.

                                 (B)  Investment Counsel Agreement between
                                      Jones & Babson, Inc. and
                                      David L. Babson & Co., Inc.
                                      dated June 30, 1995.
                                      Previously filed with Post-Effective
                                      Amendment No. 27 to the Registration
                                      Statment on Form N-1A on August 30, 1999.

                            (4)  Babson-Stewart Ivory International Fund, Inc.

                                 (A)  Investment Management Agreement between
                                      Registrant and Jones &  Babson, Inc.
                                      dated June 30, 1995.
                                      Previously filed with Post-Effective
                                      Amendment No. 17 to the Registration
                                      Statment on Form N-1A on August 30, 1999.

                                 (B)  Investment Counsel Agreement between
                                      Jones & Babson, Inc. and
                                      Babson-Stewart Ivory International
                                      dated June 30, 1995.
                                      Previously filed with Post-Effective
                                      Amendment No. 17 to the Registration
                                      Statment on Form N-1A on August 30, 1999.

                            (5)  Shadow Stock Fund, Inc.

                                 (A)  Investment Management Agreement between
                                      Registrant and Jones &  Babson, Inc.
                                      dated June 30, 1995.
                                      Previously filed with Post-Effective
                                      Amendment No. 17 to the Registration
                                      Statment on Form N-1A on August 30, 1999.

                                 (B)  Investment Counsel Agreement between
                                      Jones & Babson, Inc. and
                                      David L. Babson & Co., Inc.
                                      dated June 30, 1995.
                                      Previously filed with Post-Effective
                                      Amendment No. 17 to the Registration
                                      Statment on Form N-1A on August 30, 1999.

                                 (C)  Investment Counsel Agreement between
                                      Jones & Babson, Inc. and
                                      Anaylitc Systems, Inc.
                                      dated June 30, 1995.
                                      Previously filed with Post-Effective
                                      Amendment No. 17 to the Registration
                                      Statment on Form N-1A on August 30, 1999.


                            (6)  Babson Enterprise Fund, Inc.

                                 (A)  Investment Management Agreement between
                                      Registrant and Jones &  Babson, Inc.
                                      dated June 30, 1995.
                                      Previously filed with Post-Effective
                                      Amendment No. 19 to Registration
                                      Statement filed on Form N-1A on
                                      Janaury 22, 1999.

                                 (B)  Investment Counsel Agreement between
                                      Jones & Babson, Inc. and
                                      David L. Babson & Co., Inc.
                                      dated June 30, 1995.
                                      Previously filed with Post-Effective
                                      Amendment No. 19 to Registration
                                      Statement filed on Form N-1A on
                                      Janaury 22, 1999.

                            (7)  Babson Enterprise II Fund, Inc.

                                 (A)  Investment Management Agreement between
                                      Registrant and Jones &  Babson, Inc.
                                      dated June 30, 1995.
                                      Previously filed with Post-Effective
                                      Amendment No. 10 to Registration
                                      Statement filed on Form N-1A on
                                      Janaury 22, 1999.

                                 (B)  Investment Counsel Agreement between
                                      Jones & Babson, Inc. and
                                      David L. Babson & Co., Inc.
                                      dated June 30, 1995.
                                      Previously filed with Post-Effective
                                      Amendment No. 10 to Registration
                                      Statement filed on Form N-1A on
                                      Janaury 22, 1999.

                            (8)  Babson Value Fund, Inc.

                                 (A)  Investment Management Agreement between
                                      Registrant and Jones &  Babson, Inc.
                                      dated June 30, 1995.
                                      Previously filed with Post-Effective
                                      Amendment No. 17 to Registration
                                      Statement filed on Form N-1A on
                                      Janaury 22, 1999.

                                 (B)  Investment Counsel Agreement between
                                      Jones & Babson, Inc. and
                                      David L. Babson & Co., Inc.
                                      dated June 30, 1995.
                                      Previously filed with Post-Effective
                                      Amendment No. 17 to Registration
                                      Statement filed on Form N-1A on
                                      Janaury 22, 1999.

                            (9)  D. L. Babson Bond Trust

                                 (A)  Investment Management Agreement between
                                      Registrant and Jones &  Babson, Inc.
                                      dated June 30, 1995.
                                      Previously filed with Post-Effective
                                      Amendment No. 99 to Registration
                                      Statement filed on Form N-1A on
                                      Janaury 22, 1999.

                                 (B)  Investment Counsel Agreement between
                                      Jones & Babson, Inc. and
                                      David L. Babson & Co., Inc.
                                      dated June 30, 1995.
                                      Previously filed with Post-Effective
                                      Amendment No. 99 to Registration
                                      Statement filed on Form N-1A on
                                      Janaury 22, 1999.

                       (e)  Underwriting Contracts between:

                            (1)  David L. Babson Growth Fund, Inc.
                                 and Jones &  Babson, Inc. dated
                                 September 30, 1995.
                                 Previously filed with Post-Effective
                                 Amendment No. 77 to the Registration
                                 Statment on Form N-1A on August 30, 1999.

                            (2)  D. L. Babson Money Market Fund, Inc.
                                 and Jones &  Babson, Inc. dated
                                 September 30, 1995.
                                 Previously filed with Post-Effective
                                 Amendment No. 27 to the Registration
                                 Statment on Form N-1A on August 30, 1999.

                            (3)  D. L. Babson Tax-Free Income Fund, Inc.
                                 and Jones &  Babson, Inc. dated
                                 September 30, 1995.
                                 Previously filed with Post-Effective
                                 Amendment No. 27 to the Registration
                                 Statment on Form N-1A on August 30, 1999.

                            (4) Babson-Stewart Ivory International Fund, Inc. and Jones & Babson, Inc. dated
                                 September 30, 1995.
                                 Previously filed with Post-Effective
                                 Amendment No. 17 to the Registration
                                 Statment on Form N-1A on August 30, 1999.

                            (5)  Shadow Stock Fund, Inc.
                                 and Jones &  Babson, Inc. dated
                                 September 30, 1995.
                                 Previously filed with Post-Effective
                                 Amendment No. 17 to the Registration
                                 Statment on Form N-1A on August 30, 1999.

                            (6)  Babson Enterprise Fund, Inc.
                                 and Jones &  Babson, Inc. dated
                                 September 30, 1995.
                                 Previously filed with Post-Effective
                                 Amendment No. 19 to Registration
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                            (7)  Babson Enterprise II Fund, Inc.
                                 and Jones &  Babson, Inc. dated
                                 September 30, 1995.
                                 Previously filed with Post-Effective
                                 Amendment No. 10 to Registration
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                            (8)  Babson Value Fund, Inc.
                                 and Jones &  Babson, Inc. dated
                                 September 30, 1995.
                                 Previously filed with Post-Effective
                                 Amendment No. 17 to Registration
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                            (9)  D. L. Babson Bond Trust
                                 and Jones &  Babson, Inc. dated
                                 September 30, 1995.
                                 Previously filed with Post-Effective
                                 Amendment No. 99 to Registration
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                       (f)  Bonus or Profit Sharing Contracts

                            Not Applicable.

                       (g)  Custodian Agreement between:

                            Registrants and
                            UMB Bank, N.A. dated
                            May 5, 1997
                            is filed herewith as
                            Exhibit No. EX99.23(g).

                       (h)  Other Material Contracts:

                            (1)  Transfer Agency Agreement between
                                 David L. Babson Growth Fund, Inc.
                                 and Jones &  Babson, Inc. dated
                                 October 31, 1994.
                                 Previously filed with Post-Effective
                                 Amendment No. 77 to the Registration
                                 Statment on Form N-1A on August 30, 1999.

                            (2)  Transfer Agency Agreement between
                                 D. L. Babson Money Market Fund, Inc.
                                 and Jones &  Babson, Inc. dated
                                 October 31, 1994.
                                 Previously filed with Post-Effective
                                 Amendment No. 27 to the Registration
                                 Statment on Form N-1A on August 30, 1999.

                            (3)  Transfer Agency Agreement between
                                 D. L. Babson Tax-Free Income Fund, Inc.
                                 and Jones &  Babson, Inc. dated
                                 October 31, 1994.
                                 Previously filed with Post-Effective
                                 Amendment No. 27 to the Registration
                                 Statment on Form N-1A on August 30, 1999.

                            (4)  Transfer Agency Agreement between
                                 Babson-Stewart Ivory International Fund, Inc. and Jones & Babson, Inc. dated
                                 October 31, 1994.
                                 Previously filed with Post-Effective
                                 Amendment No. 17 to the Registration
                                 Statment on Form N-1A on August 30, 1999.

                            (5)  Transfer Agency Agreement between
                                 Shadow Stock Fund, Inc.
                                 and Jones &  Babson, Inc. dated
                                 October 31, 1994.
                                 Previously filed with Post-Effective
                                 Amendment No. 17 to the Registration
                                 Statment on Form N-1A on August 30, 1999.

                            (6)  Transfer Agency Agreement between
                                 Babson Enterprise Fund, Inc.
                                 and Jones &  Babson, Inc. dated
                                 October 31, 1994.
                                 Previously filed with Post-Effective
                                 Amendment No. 19 to Registration
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                            (7)  Transfer Agency Agreement between
                                 Babson Enterprise II Fund, Inc.
                                 and Jones &  Babson, Inc. dated
                                 October 31, 1994.
                                 Previously filed with Post-Effective
                                 Amendment No. 10 to Registration
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                            (8)  Transfer Agency Agreement between
                                 Babson Value Fund, Inc.
                                 and Jones &  Babson, Inc. dated
                                 October 31, 1994.
                                 Previously filed with Post-Effective
                                 Amendment No. 17 to Registration
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                            (9)  Transfer Agency Agreement between
                                 D. L. Babson Bond Trust
                                 and Jones &  Babson, Inc. dated
                                 October 31, 1994.
                                 Previously filed with Post-Effective
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                       (i) Opinion and Consent of Counsel as to the Legality of the Securities Issued for:

                            (1)  David L. Babson Growth Fund, Inc.
                                 previously filed with Post-Effective
                                 Amendment No. 19 to Registration
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                            (2)  D. L. Babson Money Market Fund, Inc.
                                 previously filed with Post-Effective
                                 Amendment No. 19 to Registration
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                            (3)  D. L. Babson Tax-Free Income Fund, Inc.
                                 previously filed with Post-Effective
                                 Amendment No. 19 to Registration
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                            (4) Babson-Stewart Ivory International Fund, Inc. previously filed with Post-Effective Amendment No. 19 to Registration
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                            (5)  Shadow Stock Fund, Inc.
                                 previously filed with Post-Effective
                                 Amendment No. 19 to Registration
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                            (6)  Babson Enterprise Fund, Inc.
                                 previously filed with Post-Effective
                                 Amendment No. 19 to Registration
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                            (7)  Babson Enterprise II Fund, Inc.
                                 previously filed with Post-Effective
                                 Amendment No. 10 to Registration
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                            (8)  Babson Value Fund, Inc.
                                 previously filed with Post-Effective
                                 Amendment No. 19 to Registration
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                            (9)  D. L. Babson Bond Trust
                                 previously filed with Post-Effective
                                 Amendment No. 99 to Registration
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                       (j)  Other Opinions

                            (1)  Consent of Independent Auditors for:

                                 (A)  David L. Babson Growth Fund, Inc.
                                      is filed herewith as
                                      Exhibit No. EX99.23(j)(1)(A).

                                 (B)  D. L. Babson Money Market Fund, Inc.
                                      is filed herewith as
                                      Exhibit No. EX99.23(j)(1)(B).

                                 (C)  D. L. Babson Tax-Free Income Fund, Inc.
                                      is filed herewith as
                                      Exhibit No. EX99.23(j)(1)(C).

                                 (D)  Babson-Stewart Ivory International
                                      Fund, Inc. is filed herewith as
                                      Exhibit No. EX99.23(j)(1)(D).

                                 (E)  Shadow Stock Fund, Inc.
                                      is filed herewith as
                                      Exhibit No. EX99.23(j)(1)(E).

                                 (F)  Babson Enterprise Fund, Inc.
                                      is filed herewith as
                                      Exhibit No. EX99.23(j)(1)(F).

                                 (G)  Babson Enterprise II Fund, Inc.
                                      is filed herewith as
                                      Exhibit No. EX99.23(j)(1)(G).

                                 (H)  Babson Value Fund, Inc.
                                      is filed herewith as
                                      Exhibit No. EX99.23(j)(1)(H).

                                 (I)  D. L. Babson Bond Trust
                                      is filed herewith as
                                      Exhibit No. EX99.23(j)(1)(I).

                            (2)  Power of Attorney for:

                                 (A)  David L. Babson Growth Fund, Inc.
                                      is filed herewith as
                                      Exhibit No. EX99.23(j)(2)(A).

                                 (B)  D. L. Babson Money Market Fund, Inc.
                                      is filed herewith as
                                      Exhibit No. EX99.23(j)(2)(B).

                                 (C)  D. L. Babson Tax-Free Income Fund, Inc.
                                      is filed herewith as
                                      Exhibit No. EX99.23(j)(2)(C).

                                 (D)  Babson-Stewart Ivory International
                                      Fund, Inc. is filed herewith as
                                      Exhibit No. EX99.23(j)(2)(D).

                                 (E)  Shadow Stock Fund, Inc.
                                      is filed herewith as
                                      Exhibit No. EX99.23(j)(2)(E).

                                 (F)  Babson Enterprise Fund, Inc.
                                      is filed herewith as
                                      Exhibit No. EX99.23(j)(2)(F).

                                 (G)  Babson Enterprise II Fund, Inc.
                                      is filed herewith as
                                      Exhibit No. EX99.23(j)(2)(G).

                                 (H)  Babson Value Fund, Inc.
                                      is filed herewith as
                                      Exhibit No. EX99.23(j)(2)(H).

                                 (I)  D. L. Babson Bond Trust
                                      is filed herewith as
                                      Exhibit No. EX99.23(j)(2)(I).

                       (k)  Omitted Financial Statments

                            Not Applicable.

                       (l)  Initial Capital Agreements

                            Not Applicable.

                       (m)  Rule 12b-1 Plan

                            Not Applicable.

                       (n)  Rule 18f-3 Plan

                            Not Applicable.

                       (p) The joint Code of Ethics of each Registrant and the investment manager and underwriter, Jones & Babson, Inc. is filed herewith as Exhibit EX-99.23(p)(1).

                       (p)  The Code of Ethics of the sub-advisor,
                            Kornitzer Capital Management, Inc. is filed herewith as Exhibit No. EX-99.23(p)(2).

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT:

          None


ITEM 25.  INDEMNIFICATION:

     Under the terms of the Maryland General Corporation Law and the Registrant's By-Laws, the Registrant shall indemnify any person who was or is a director, officer, or employee of the Registrant to the maximum extent permitted by the Maryland General Corporation Law; provided however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such person is proper in the circumstances. Such determination shall be made:

    (i) by the Board of Directors by a majority vote of a quorum which consists of the directors who are neither "interested persons" of the Registrant as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceedings, or

    (ii) if the required quorum is not obtainable or if a quorum of such directors so directs, by independent legal counsel in a written opinion.

     No indemnification will be provided by the Registrant to any director or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.


ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

     The principal business of Jones & Babson, Inc. is the management of the Babson and Buffalo families of mutual funds. It also has expertise in the tax and pension plan field. It supervises a number of prototype and profit-sharing plan programs sponsored by various organizations eligible to be prototype plan sponsors. The principal business of David L.
Babson & Co., Inc. is to provide investment counsel and advice to a wide variety of clients.


ITEM 27.  PRINCIPAL UNDERWRITER:

          (a) Jones & Babson, Inc., the only principal underwriter of the Registrant, also acts as principal underwriter for:

                                David L. Babson Growth Fund, Inc.
                                D.L. Babson Money Market Fund, Inc.
                                D.L. Babson Tax-Free Income Fund, Inc.
                                Shadow Stock Fund, Inc.
                                Babson-Stewart Ivory International Fund, Inc. Babson Enterprise Fund, Inc.
                                Babson Enterprise Fund II, Inc.
                                Babson Value Fund, Inc.
                                D.L. Babson Bond Trust

                                UMB Scout Stock Fund, Inc.
                                UMB Scout Bond Fund, Inc.
                                UMB Scout Money Market Fund, Inc.
                                UMB Scout Tax-Free Money Market Fund, Inc.
                                UMB Scout Balanced Fund, Inc.
                                UMB Scout Regional Fund, Inc.
                                UMB Scout WorldWide Fund, Inc.
                                UMB Scout Capital Preservation Fund, Inc.
                                UMB Scout Kansas Tax-Exempt Bond Fund, Inc.
                                UMB Scout Technology Fund
                                UMB Scout Equity Fund

                                Buffalo Balanced Fund, Inc.
                                Buffalo Equity Fund, Inc.
                                Buffalo High Yield Fund, Inc.
                                Buffalo Small Cap Fund, Inc.
                                Buffalo USA Global Fund, Inc.

                                and AFBA Five Star Fund, Inc.

          (b) The tables below set forth certain information as to the Underwriter's Directors, Officers, Partners and Control Persons:

Name and Business       Positions and Offices   Positions and Offices
Address                 with Underwriter        with the Registrant

Stephen S. Soden        Chairman, President     President and Director
BMA Tower               and Director
700 Karnes Blvd.
Kansas City, MO  64108-3306


Giorgio Balzer          Director                None
BMA Tower
700 Karnes Blvd.
Kansas City, MO  64108-3306


Robert T. Rakich        Director                None
BMA Tower
700 Karnes Blvd.
Kansas City, MO  64108-3306


Edward S. Ritter        Director                None
BMA Tower
700 Karnes Blvd.
Kansas City, MO  64108-3306


Robert N. Sawyer        Director                None
BMA Tower
700 Karnes Blvd.
Kansas City, MO  64108-3306


P. Bradley Adams        Vice President and      Vice Presdient and
BMA Tower               Treasurer               Treasurer
700 Karnes Blvd.
Kansas City, MO  64108-3306


Martin A. Cramer       Legal and Regulatory  Vice President and
700 Karnes Blvd.       Affairs, Vice Pres.        Secretary
Kansas City, MO        and Secretary
64108-3306


Constance E. Martin     Asst. Vice President    Asst. Vice President
BMA Tower
700 Karnes Blvd.
Kansas City, MO  64108-3306


          (c)  Not applicable.


ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS:

      Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended and Rules (17 CFR 270-31a-1 to 31a-3) promulgated thereunder, is in the physical possession of Jones and Babson, Inc., at BMA Tower, 700 Karnes Blvd., Kansas City, Missouri 64108-3306.


ITEM 29.  MANAGEMENT SERVICES:

     There are no management related service contracts not discussed in Part A or Part B.


ITEM 30.  UNDERTAKINGS

     Registrant undertakes that, if requested to do so by the holders of at least 10% of the registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment
Company Act of 1940, as amended.

                                SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirments for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, on the 27th day of October, 2000.

               David L. Babson Growth Fund, Inc.
               Babson Enterprise Fund, Inc.
               Babson Enterprise Fund II, Inc.
               D.L. Babson Money Market Fund, Inc.
               D.L. Babson Tax-Free Income Fund, Inc.
               D.L. Babson Bond Trust
               Babson Value Fund, Inc.
               Shadow Stock Fund, Inc.
               Babson-Stewart Ivory International Fund, Inc.

                  By /s/ Stephen S. Soden
                  Stephen S. Soden, Chairman and President


        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and the date(s) indicated.

Signature                  Title                                Date

/s/ Stephen S. Soden       President, Principal Executive     October 27, 2000
Stephen S. Soden             Officer and Director


/s/ Fracis C. Rood         Director                           October 27, 2000
Francis C. Rood*


/s/ William H. Russell     Director                           October 27, 2000
William H. Russell*


/s/ H. David Rybolt        Director                           October 27, 2000
H. David Rybolt*


/s/ Richard J. Phelps      Director                           October 27, 2000
Richard J. Phelps*


/s/ James T. Jensen        Director                           October 27, 2000
James T. Jensen*


/s/ P. Bradley Adams       Vice President and Principal       October 27, 2000
P. Bradley Adams           Financial and Accounting Officer


        By: /s/ Stephen S. Soden
            Attorney-in-Fact
            (Pursuant to Power of Attorney)

                                  EXHIBIT INDEX

Exhibit                                         Exhibit No.
-------                                         -----------

EX-99.23(j)                                     Consent of Counsel

EX-99.23(j)(1)(A)                               Consent of Independent Auditor

EX-99.23(j)(1)(B)                               Consent of Independent Auditor

EX-99.23(j)(1)(C)                               Consent of Independent Auditor

EX-99.23(j)(1)(D)                               Consent of Independent Auditor

EX-99.23(j)(1)(E)                               Consent of Independent Auditor

EX-99.23(j)(1)(F)                               Consent of Independent Auditor

EX-99.23(j)(1)(G)                               Consent of Independent Auditor

EX-99.23(j)(1)(H)                               Consent of Independent Auditor

EX-99.23(j)(1)(I)                               Consent of Independent Auditor

EX-99.23(j)(2)(A)                               Power of Attorney

EX-99.23(j)(2)(B)                               Power of Attorney

EX-99.23(j)(2)(C)                               Power of Attorney

EX-99.23(j)(2)(D)                               Power of Attorney

EX-99.23(j)(2)(E)                               Power of Attorney

EX-99.23(j)(2)(F)                               Power of Attorney

EX-99.23(j)(2)(G)                               Power of Attorney

EX-99.23(j)(2)(H)                               Power of Attorney

EX-99.23(j)(2)(I)                               Power of Attorney